      As filed with the Securities and Exchange Commission on April 26, 2004
                                                               File No. 33-28551
                                                                       811-04613

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -------
         Post-Effective Amendment No.   25                                   [X]
                                     -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   24                                                  [X]
                       ----

                        FORTIS BENEFITS INSURANCE COMPANY
                               Variable Account C
                           (Exact Name of Registrant)

                        FORTIS BENEFITS INSURANCE COMPANY
                               (Name of Depositor)

                              500 Bielenberg Drive
                            Woodbury, Minnesota 55125
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      ___   immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_   on May 3, 2004, pursuant to paragraph (b) of Rule 485
      ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___   on _______ , pursuant to paragraph (a)(1) of Rule 485
      ___   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

FORTIS WALL STREET SERIES VUL220
FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY
MAILING ADDRESS:                                       STREET ADDRESS:
P.O. BOX 64284                                         500 BIELENBERG DRIVE
ST. PAUL, MN 55164                                     WOODBURY, MN 55125
TELEPHONE: 1-800-800-2000 EXT. 3028

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Fortis Wall Street Series VUL220 variable life insurance. Please read it carefully.

Fortis Wall Street Series VUL220 is a flexible premium variable life insurance policy. It is:

x Flexible premium, because you may add payments to your policy after the first payment.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy may not be available for sale in all states.

This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

 -  a bank deposit or obligation;

 -  federally insured; or

 -  endorsed by any bank or governmental agency.
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 3, 2004

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     3
----------------------------------------------------------------------
FEE TABLES                                                        4
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Fortis Benefits Insurance Company                               7
----------------------------------------------------------------------
  Variable Account C                                              7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
  The Fixed Account                                               8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         13
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              16
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          17
----------------------------------------------------------------------
TAXES                                                            18
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                22
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        23
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              24
----------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              3
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. You select one of two death benefit options:

 -  Level Option ("Option A"): The death benefit equals the current Face Amount.

 - Return of Policy Value Option ("Option B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.


GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.


INVESTMENT OPTIONS -- You may invest in a variety of investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may take a loan on the policy. The policy secures the loan.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a surrender charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age
59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options.

TRANSACTION FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Sales Charge (1)        Through monthly and       Maximum Charge:
                        daily deductions from     7.5% of each premium payment.
                        policy value.
Premium Tax Charge      Through monthly and       Maximum Charge:
(1)                     daily deductions from     2.5% of each premium payment
                        policy value.             Current Charge:
                                                  2.2% of each premium payment
Surrender Charge        When your policy lapses   Maximum Charge:
                        or is surrendered         $40.00 per $1,000 of Face Amount
                        during the first 11       surrendered.
                        policy years, or during
                        the first 11 years
                        after any requested
                        increase in Face
                        Amount.
Transaction Fee         When you make a           Maximum Charge:
                        withdrawal or a           Lesser of $25 or 2% of the
                        transfer between          amount withdrawn or transferred.
                        investment options.       Current Charge:
                                                  $0 per transaction.
Loan Interest Rate      Annually in advance if    6.97% annually
(2)                     you have taken a loan
                        on your policy.

(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. We reserve the right to take up to 2.5% for Premium tax directly from the premium paid. If taken from the premium, the amount taken through monthly and daily deductions will be reduced by a corresponding amount. The sales charge and the premium tax charge both combined will never exceed those maximum charges shown in the table above.

(2) Loan Accounts are credited with interest at an annual rate of 5.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Cost of Insurance       Monthly.                  Minimum Charge:
Charges (1)                                       $0.47 per $1,000 of amount of
                                                  risk for a female, issue age 4,
                                                  during policy year 8.
                                                  Maximum Charge:
                                                  $378.76 per $1,000 of amount of
                                                  risk for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $1.59 per $1,000 of amount of
                                                  risk for a male non-smoker,
                                                  issue age 35.
Monthly                 Monthly.                  Maximum Charge:
Administrative Charge                             $7.50 plus $0.13 per $1,000 of
                                                  Face Amount
                                                  Current Charge:
                                                  $4.50 per month
Guaranteed Death        Monthly.                  $0.01 per $1,000 of Face Amount
Benefit Charge
Mortality and Expense   Daily.                    0.90% annually of Policy Value
Risk Charge                                       invested in the Sub-Accounts.
Policy Value Advances   Monthly.                  $4.00 per month plus a daily
Recovery Charge                                   deduction at an annual rate of
                                                  0.27% of Policy Value invested
                                                  in the Sub-Accounts.
Waiver of Selected      Monthly.                  Minimum Charge:
Amount Rider (2)                                  $2.33 per $100 of selected
                                                  amount for an insured
                                                  age 18-37.
                                                  Maximum Charge:
                                                  $24.10 per $100 of selected
                                                  amount for an insured age 59.
                                                  Charge for representative
                                                  insured:
                                                  $2.33 per $100 of selected
                                                  amount for an insured age 35.

FORTIS BENEFITS INSURANCE COMPANY                                              5
--------------------------------------------------------------------------------


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
Waiver of Monthly       Monthly.                  Minimum Charge:
Deduction Rider (3)                               $0.07 per $1,000 of amount at
                                                  risk for a non-smoker, age 15.
                                                  Maximum Charge:
                                                  $6.32 per $1,000 of amount at
                                                  risk for a smoker, age 59.
                                                  Charge for representative
                                                  insured:
                                                  $0.13 per $1,000 of amount at
                                                  risk for a non-smoker, age 35.
Additional Insured      Monthly.                  Minimum Charge:
Rider (4)                                         $0.39 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $1.02 per $1,000 of benefit for
                                                  a female, issue age 35,
                                                  preferred non-smoker during the
                                                  first policy year.
Primary Insured Rider   Monthly.                  Minimum Charge:
(4)                                               $0.22 per $1,000 of benefit for
                                                  a female, issue age 0, during
                                                  the first policy year.
                                                  Maximum Charge:
                                                  $326.09 per $1,000 of benefit
                                                  for a male smoker, attained
                                                  age 94.
                                                  Charge for representative
                                                  insured:
                                                  $0.90 per $1,000 of benefit for
                                                  a male, issue age 35, preferred
                                                  non-smoker, during the first
                                                  policy year.
Child Insurance Rider   Monthly.                  Maximum and Current Charge:
                                                  $6.50 per $1,000 of benefit
Accelerated Benefit     At the time of receipt    Maximum Charge:
Rider                   of a benefit. Charge is   10% interest discount plus $300
                        an interest discount of   Current Charge:
                        the accelerated benefit   5.27% interest discount plus $50
                        plus an administrative
                        charge.

(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial adviser or by calling us at 1-800-800-2000 ext. 3028.

6                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

The next two tables describe the Fund fees and expenses that you will pay periodically during the time that you own the policy. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                       0.44%      1.06%
---------------------------------------------------------------------------------



                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)



                                                                          TOTAL ANNUAL
                                                                         FUND OPERATING
                                                                        EXPENSES (BEFORE
                                                                        CONTRACTUAL FEE    CONTRACTUAL FEE   TOTAL ANNUAL
                                                                           WAIVERS OR        WAIVERS OR          FUND
                                                MANAGEMENT    OTHER         EXPENSE            EXPENSE        OPERATING
                                                   FEES      EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS      EXPENSES
-------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund -- Class IA            0.63%       0.04%          0.67%              N/A             0.67%
-------------------------------------------------------------------------------------------------------------------------
Hartford Blue Chip Stock HLS Fund -- Class IA     0.88%       0.02%          0.90%              N/A             0.90%
-------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund -- Class IA                0.47%       0.03%          0.50%              N/A             0.50%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund --
  Class IA                                        0.64%       0.05%          0.69%              N/A             0.69%
-------------------------------------------------------------------------------------------------------------------------
Hartford Capital Opportunities HLS Fund --
  Class IA                                        0.90%       0.16%          1.06%              N/A             1.06%
-------------------------------------------------------------------------------------------------------------------------
Hartford Disciplined Equity HLS Fund -- Class
  IA                                              0.73%       0.05%          0.78%              N/A             0.78%
-------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund -- Class IA      0.73%       0.07%          0.80%              N/A             0.80%
-------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund --
  Class IA                                        0.62%       0.02%          0.64%              N/A             0.64%
-------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund -- Class IA          0.75%       0.03%          0.78%              N/A             0.78%
-------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA               0.40%       0.04%          0.44%              N/A             0.44%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS
  Fund -- Class IA                                0.73%       0.10%          0.83%              N/A             0.83%
-------------------------------------------------------------------------------------------------------------------------
Hartford International Stock HLS Fund -- Class
  IA                                              0.85%       0.11%          0.96%              N/A             0.96%
-------------------------------------------------------------------------------------------------------------------------
Hartford LargeCap Growth HLS Fund -- Class IA     0.90%       0.03%          0.93%              N/A             0.93%
-------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Stock HLS Fund -- Class IA        0.90%       0.05%          0.95%              N/A             0.95%
-------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA        0.45%       0.04%          0.49%              N/A             0.49%
-------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund -- Class IA     0.64%       0.02%          0.66%              N/A             0.66%
-------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Value HLS Fund -- Class IA      0.88%       0.04%          0.92%              N/A             0.92%
-------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund -- Class IA               0.46%       0.03%          0.49%              N/A             0.49%
-------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS
  Fund -- Class IA                                0.45%       0.02%          0.47%              N/A             0.47%
-------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund -- Class
  IA                                              0.68%       0.03%          0.71%              N/A             0.71%
-------------------------------------------------------------------------------------------------------------------------

FORTIS BENEFITS INSURANCE COMPANY                                              7
--------------------------------------------------------------------------------

ABOUT US

FORTIS BENEFITS INSURANCE COMPANY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc., which recently merged with Fortis, Inc. As a result of the merger, Assurant, Inc. is the successor to the business operations, assets and obligations of Fortis, Inc. Fortis, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. recently concluded an initial public offering of its common stock.



All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.



On April 1, 2001, the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. Our other assets are utilized to pay you insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are described in the prospectuses for the Funds, which are attached to this Prospectus, and the Funds' Statements of Additional Information. YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 3028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."


HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.



HARTFORD BLUE CHIP STOCK HLS FUND -- Seeks long-term growth of capital. Current income is a secondary objective. Sub-advised by T. Rowe Price Associates, Inc.



HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies. Sub-advised by Hartford Investment Management Company.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD CAPITAL OPPORTUNITIES HLS FUND -- Seeks capital appreciation. Sub-advised by Holland Capital Management, L.P.



HARTFORD DISCIPLINED EQUITY HLS FUND -- (formerly Hartford Growth and Income HLS
Fund) -- Seeks growth of capital and current income. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL STOCK HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Lazard Asset Management LLC.



HARTFORD LARGECAP GROWTH HLS FUND -- Seeks long-term growth of capital. Sub-advised by Holland Capital Management L.P.



HARTFORD MIDCAP STOCK HLS FUND -- Seeks total investment returns, including capital appreciation and income, that consistently outperform the Standard & Poor's 400 MidCap Index ("S&P MidCap"). Sub-advised by The Dreyfus Corporation.

8                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------


HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.



HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management.



HARTFORD SMALLCAP VALUE HLS FUND -- Seeks short-term capital appreciation. Sub-advised by Janus Capital Management LLC.



HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management.



HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk. Sub-advised by Hartford Investment Management Company.



HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management.



INVESTMENT ADVISERS -- Hartford Series Fund, Inc. is a Maryland Corporation registered with the Securities and Exchange Commission as an as an open-end management investment company. The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Index HLS Fund, Hartford Money Market HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund and Hartford Stock HLS Fund are series of Hartford Series Fund, Inc.



Hartford HLS Series Fund II, Inc. is a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford U.S. Government Securities HLS Fund, Hartford International Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap Stock HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Value HLS Fund and Hartford SmallCap Growth HLS Fund are series of the Hartford HLS Series Fund II, Inc., HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to the Hartford HLS Funds.



Hartford Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Advisers HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund and Hartford Stock HLS Fund are sub-advised by Wellington Management Company, LLP ("Wellington").



Hartford Money Market HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Bond HLS Fund, Hartford High Yield HLS Fund, and Hartford Index HLS Fund are sub-advised by Hartford Investment Management Company ("Hartford Investment Management").



Hartford International Stock HLS Fund is sub-advised by Lazard Asset Management LLC.



Hartford Blue Chip Stock HLS Fund is sub-advised by T. Rowe Price
Associates, Inc.



Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund are sub-advised by Holland Capital Management, L.P.



Hartford MidCap Stock HLS Fund is sub-advised by The Dreyfus Corporation.



Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC which has contracted with Perkins, Wolf, McDonnell and Company, LLC to provide day-to-day investment management for the Fund.



The shares of certain Hartford HLS Funds have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the prospectuses for the Funds.

VOTING RIGHTS -- For Sub-Accounts in which you have invested, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Sub-Accounts. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

THE FIXED ACCOUNT

You may allocate amounts to the Fixed Account. The Fixed Account is not a part of the Separate Account, but is a part of our general assets. As such, the Fixed Account (and this description of the Fixed Account) is not subject to the same securities laws as the Separate Account.

The Fixed Account credits at least 5% per year. We are not obligated to, but may, credit more than 5% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 5%.
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FORTIS BENEFITS INSURANCE COMPANY                                              9
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

SALES CHARGE AND PREMIUM TAX CHARGE -- Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. However, we reserve the right to deduct both charges directly from premium at the maximum rate. The maximum sales charge is 7.5% of premium. The maximum premium tax charge is 2.5% of premium.

We will continue to assess the monthly and daily deductions until an amount equal to 7.5% of premium has been recovered for the sale charge, and an amount equal to 2.2% of premium has been recovered for the premium tax charge. If we raise the premium tax charge to the maximum, the monthly and daily deductions would continue until an amount equal to 2.5% of premium has been recovered for the premium tax charge. Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We will temporarily stop these monthly and daily deductions if we are making a similar deduction to recover Policy Value advances made to you. Once we have recovered the Policy Value advances, we will resume the monthly and daily deductions until the premium tax charge and sales charge are fully recovered.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

- the portion of sales charge and premium tax charge deducted monthly;

- the charge for the cost of insurance;

- the monthly administrative charge;

- the guaranteed death benefit charge;

- any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the Fixed Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

(i)  the monthly cost of insurance rate per $1,000, multiplied by

(ii) the amount at risk, divided by

(iii) $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.0040741, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates are based on the age, sex, and rate class of the insured. Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for administrative costs of the policy. The current charge is $4.50 per month. The maximum charge is $7.50 per month plus $0.13 per $1,000 of Face Amount.

GUARANTEED DEATH BENEFIT CHARGE -- For the guaranteed death benefit, we charge $0.01 per $1,000 of Face Amount.

RIDER CHARGES -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Supplemental Benefits."
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10                                             FORTIS BENEFITS INSURANCE COMPANY
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DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy
Value to pay for some of the benefits provided by your policy. These deductions are:

- the portion of sales charge and premium tax charge deducted daily;

- the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."
MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 0.90% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Fortis may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If your policy is surrendered or lapses during the first 11 policy years, or during the first 11 years after any requested increase in Face Amount, we assess a surrender charge.

The surrender charge is the sum of:

(1) Any portion of the premium tax and sales expense charges that have not yet been collected through periodic deductions;

(2) The other contingent deferred sales charges described below; and

(3) The charge for other policy (or increase) issuance expenses described below.

The entire surrender charge is subject to an overall upper limit shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the age of the insured person as follows:

                                   OVERALL LIMIT ON SURRENDER
INSURED PERSON'S AGE AT TIME OF  CHARGE PER THOUSAND DOLLARS OF
POLICY ISSUANCE OR FACE AMOUNT     FACE AMOUNT OR FACE AMOUNT
           INCREASE                         INCREASE
-------------------------------  ------------------------------
            0-30                            $9.00
           31-40                            $10.00
           41-45                            $12.00
           46-50                            $14.00
           51-55                            $16.00
           56-60                            $21.00
           61-65                            $28.00
        66 and above                        $40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 11 year period referred to above until, in the twelfth year, it is zero.

For example, if the insured is age 52 at the time a policy with $100,000 of Face Amount is issued, the surrender charge would initially be $1,600, which is the result of $16.00 per $1,000 of the Face Amount. The surrender charge during the first 12 policy years would be as follows, assuming you do not increase your Face Amount:

       POLICY YEAR         MAXIMUM SURRENDER CHARGE
       -----------         -------------------------
            1                       $1,600
            2                       $1,600
            3                       $1,600
            4                       $1,600
            5                       $1,600
            6                       $1,371
            7                       $1,143
            8                        $914
            9                        $686
           10                        $457
           11                        $229
           12                         $0

CONTINGENT DEFERRED SALES CHARGE -- If your policy is surrendered or lapsed, we will impose a contingent deferred sales charge of 12% of the premiums that you paid in the first 2 policy years that do not exceed the sum of 12 recommended monthly minimum premiums. The contingent deferred sales charge is part of the surrender charge. If we increase the Face Amount of your policy upon your request, an additional contingent deferred sales charge will be applicable at the time of surrender. If we decrease the Face Amount of your policy upon your request, the contingent deferred sales charge may be less at the time of surrender. The contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

If your policy is surrendered or lapsed following an increase in the Face Amount of your policy upon your request, you will pay an additional contingent deferred sales charge. The maximum additional contingent deferred sales charge will be 12% of the lesser of (1) the sum of 12 recommended monthly minimum premiums for the Face Amount increase or (2) the amount of actual premiums payments for the Face Amount increase for 2 years following the increase. The additional contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

OTHER POLICY ISSUANCE EXPENSES CHARGE -- We will charge you $5.00 per thousand dollars of your policy's initial face value if your policy is surrendered or lapsed before your twelfth policy year. The charge for other policy expenses is part of the surrender charge. If we increase the Face Amount of your policy upon your request, we will charge you an additional $5.00 per thousand dollars of the policy increase. This charge will decrease
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FORTIS BENEFITS INSURANCE COMPANY                                             11
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beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

POLICY VALUE ADVANCES RECOVERY CHARGE -- Starting at the end of your seventh policy year, you will receive credits to your account called policy value advances if your cumulative paid premiums meet specified requirements. While we currently do not do so, we reserve the right to recover the policy value advances that we paid into your account. If we chose to recover these advances, we would deduct $4.00 per month plus a daily deduction at an annual rate of .27% of your policy' net assets in the Separate Account. We would continue to make these deductions until we recovered the total policy value advances paid to your account.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each withdrawal, although we have no current plans to do so. We may charge a transaction fee of $25 for each transfer between the Sub-Accounts and the Fixed Account, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- You name the beneficiary in your application for the policy. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against us. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

(a) the current Policy Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, monthly deduction amounts and any loans since your last statement;

(c) the amount of any Indebtedness;

(d) any notifications required by the provisions of your policy; and

(e) any other information required by the Insurance Department of the state where your policy was delivered.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of nineteen (19) different Sub-Accounts and the Fixed Account over the life of the policy. We may at any time limit the number of Sub-Accounts and the Fixed Account that you may use.


TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another. We reserve the right to restrict transfers, to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year.


The underlying Funds are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different transfer restrictions or no transfer restrictions at all. In addition, as a result of settlement of litigation against Hartford, with respect to certain owners of older Contracts, we currently only have the ability to restrict transfers into certain Funds and to limit the total Contract Value invested in any one Fund. The effect on you may include higher transaction costs or lower performance.


TRANSFERS FROM/TO THE FIXED ACCOUNT -- You may only make one transfer out of the Fixed Account each year, and the transfer may not be for more than 50% of the Fixed Account value, excluding loans. However, if the value of the Fixed Account is less than $1,000, the entire amount may be transferred from the Fixed Account to the Separate Account.


DEFERRAL OF PAYMENTS -- We may defer payment of any Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.
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12                                             FORTIS BENEFITS INSURANCE COMPANY
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CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate
Account may be modified to the extent permitted by law, including deregistration under the securities laws.

OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a Face Amount increase in the same amount under the policy.
- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code; (2) the rate according to state law that is the adjustable policy loan interest rate; or
  (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS -- Proceeds under your policy may be paid in a lump sum or may be applied to one of our four settlement options. The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare (but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.
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FORTIS BENEFITS INSURANCE COMPANY                                             13
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 -  LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured, or if the insured reaches age 95, unless you exercise your option to extend the maturity date. This option is subject to individual state laws. If your Policy Value is at least $2,000, you may request in writing within six months prior to the maturity date that the maturity date be extended. After the date we receive your request to extend the maturity date, you may not make any changes in the Face Amount or death benefit of the policy. You also may not make partial withdrawals that would reduce your Policy Value below $2,000. Additionally, you may only make premium payments if necessary to prevent your policy from lapsing.

If you extend the maturity date of your policy, the following occurs as of the original maturity date: (1) the guaranteed death benefit lapses and your death benefit will become the minimum death benefit; (2) no further Policy Value advances or cash value bonuses are given to you; (3) all riders and rider charges except the accelerated benefit rider terminate; and (4) outstanding policy loans will be credited with interest at an effective annual rate of 7.5% (7% in Massachusetts).

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, E.G., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. The minimum Face Amount is $25,000 for issue ages 0-70 and $100,000 for issue ages 71-80. Policies generally will be issued only on the lives of insureds between the ages of 0 and 80 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. At the time your policy is issued, the annual planned premium must be at least the greater of $300 or the 12 monthly recommended minimum premiums. The minimum initial premium must be at least two months planned premium if planned premiums are paid monthly, or if on a different premium frequency, must be at least equal to all monthly recommended minimum premiums to the next billing date.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as the monthly activity date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally estimated premium which would keep your policy in force until the insured person reaches age 65 or for 5 policy years, if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.
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14                                             FORTIS BENEFITS INSURANCE COMPANY
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ALLOCATION OF PREMIUM PAYMENTS -- Your initial Net Premium will be allocated to the Fixed Account and/or the Sub-Accounts on the later of the policy date or the date we receive the initial premium payment. Your Net Premium will be allocated according to the premium allocation specified in your policy application.

You may change your premium allocation upon request in writing. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to your most recent written instructions.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, e.g., with respect to determining Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission or the Commission declares that an emergency exists.

POLICY VALUE ADVANCES -- If you have met certain premium payment requirements, we will pay you Policy Value advances at the end of the seventh policy year, and at the end of each subsequent year, until the insured person reaches the age of
95. If you no longer meet the premium payment requirements, we will stop paying you Policy Value advances. You will meet the premium payment requirements if your total premiums paid to date (less policy loans and partial withdrawals) at least equal the total recommended monthly minimum premiums to date. For purposes of meeting the premium payment requirement at the end of the seventh policy year, premium payments made during that year in excess of 36 times the recommended monthly minimum premium at that time will be disregarded.

At the end of each policy year, we will allocate the Policy Value advances among the Fixed Account and your investment options on a pro rata basis unless you provide us with other instructions. We reserve the right to recover these Policy Value advances. The Policy Value advances are a percentage of the average recommended monthly minimum premium to date under the policy times 12.

FORTIS BENEFITS INSURANCE COMPANY                                             15
--------------------------------------------------------------------------------

                    CURRENT POLICY VALUE ADVANCE PERCENTAGES

                                                        POLICY YEARS 9
   AGE OF INSURED                                             AND
   PERSON AT ISSUE      POLICY YEAR 7   POLICY YEAR 8   LATER TO AGE 95
---------------------   -------------   -------------   ---------------
         0-60                  2%              6%              10%
        61-70                  5%              7%              10%
        71-80                  6%              6%               6%

We also reserve the right to reduce the Policy Value advances. If we intend to reduce the Policy Value advances, we will give you one year's notice. We will not reduce the policy value advance percentages below the following guaranteed percentages:
                  GUARANTEED POLICY VALUE ADVANCE PERCENTAGES

                                                        POLICY YEARS 9
   AGE OF INSURED                                        AND LATER TO
   PERSON AT ISSUE      POLICY YEAR 7   POLICY YEAR 8       AGE 95
---------------------   -------------   -------------   --------------
         0-60                  2%              6%             10%
        61-70                  2%              6%              7%
        71-80                  2%              5%              6%

Some states mandate how Policy Value advances are offered and guaranteed. Policy Value advances on policies issued in those states may differ from the Policy Value advances described above.

CASH VALUE BONUSES -- We will pay you a cash value bonus at the end of the ninth policy year, and at the end of each subsequent policy year until the insured person reaches the age of 95. We will allocate the cash value bonuses among the Fixed Account and your investment options on a pro rata basis unless you provide us with different instructions. The following table shows how the cash value bonuses are calculated:

                                            BONUS AS A
                          BONUS AS A        PERCENT OF
                          PERCENT OF      CASH SURRENDER
                        CASH SURRENDER    VALUE AT END OF
                        VALUE AT END OF   POLICY YEARS 20
CASH SURRENDER VALUE    POLICY YEARS 9     AND LATER TO
  ON DATE OF BONUS      AND THROUGH 19        AGE 95
---------------------   ---------------   ---------------
  Less than $25,000           0.00%             0.00%
 $25,000 to $99,000           0.10%             0.10%
$100,000 to $199,000          0.15%             0.15%
  $200,000 or more            0.15%             0.25%

Some states mandate the conditions, limitations and guarantees for cash value bonuses. Cash value bonuses on policies issued in those states may differ from the cash value bonuses described above.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------


DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.


DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

1.  Under Option A, the current Face Amount.


2. Under Option B, the current Face Amount plus the Policy Value on the date of the insured's death.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request, or the date we approve any required evidence of insurability, if later. You may change
Option B to Option A. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used) and insurance class, and the definition of life insurance chosen at issue. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Policy Value                     46,500     34,000
--------------------------------------------------------
 Specified Percentage               250%       250%
--------------------------------------------------------
 Death Benefit Option            Option A   Option A
--------------------------------------------------------

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).

16                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. The minimum amount that you may increase your Face Amount is currently $5,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must be at least $25,000 for issue ages 0-70, and $100,000 for issue ages over 70, or, if greater, the minimum amount that the tax law requires.

CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date of your request for surrender, or the date you request to have your policy surrendered, if later.

WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a surrender charge, see "Surrender Charge." You may request a withdrawal in writing. No withdrawals are permitted that would reduce the policy's Face Amount below $25,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.


Any time after the first policy year, withdrawals are allowed only if the 12 minimum monthly premiums have been paid. A similar restriction applies after a requested increase in your Face Amount.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

LOANS
--------------------------------------------------------------------------------

AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow against the policy by assigning it as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Surrender Value on the date we grant a loan. You may borrow 100% of the Cash Surrender Value after the 12th policy year, or the insured's age 70, if later.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 5.0%.

FORTIS BENEFITS INSURANCE COMPANY                                             17
--------------------------------------------------------------------------------

ENHANCED CREDITED RATE FOR POLICY LOANS -- We will credit your policy with interest at an effective annual rate of 7.5% (7.0% in Massachusetts) on one policy loan of up to 10% of the surrender value in each policy year if

(1) the surrender value is at least $10,000 or

(2) the policy has been in force for 12 years. The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.


INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 6.97%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the Fixed Account and Sub-Accounts to the Loan Account on a pro rata basis.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.


If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.


GRACE PERIOD -- We will keep your policy in force for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death benefit.


GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.



The Guaranteed Death Benefit is available so long as:



(a) the policy is in the Guaranteed Death Benefit Period; and


(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the monthly recommended minimum premium.


The monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly recommended minimum premium will increase if you take any withdrawals, loans, add any riders, or increase your Face Amount. The monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly recommended minimum premium.



If the insured person is younger than 60 years old at the time your policy is issued, the guarantee period is the lesser of 12 years or until age 65. If the insured person is between the ages of 60 to 70 at the time your policy is issued, the guarantee period is for five years. If the insured person is older than 70 years old from the date your policy is issued, the guarantee is for the greater of two years or until age 75. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.



GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you and any assignee a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.



The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. You will receive a written notification of the change and the Guaranteed Death Benefit will never again be available or in effect on the policy.


REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insured alive at the end of the grace period is also alive on the date of reinstatement;


(b) You make your request in writing within five years from the date the policy lapsed;


(c) You submit to us satisfactory evidence of insurability;


(d) any policy Indebtedness is repaid; and


(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a) the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.

The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed.

18                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TAXES

GENERAL

Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.

Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

TAXATION OF FORTIS AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Fortis, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for such taxes against the Separate Account.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 requirements.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

If offered under this policy, a maturity date extension rider allows a policy owner to extend the maturity date to the date of the death of the insured. If the maturity date of the policy is extended by rider, we believe that the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's Investment Value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If the policy is surrendered or matures, the amount received will be includable in the policy owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously under the policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loan or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

FORTIS BENEFITS INSURANCE COMPANY                                             19
--------------------------------------------------------------------------------

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the 'seven-pay' test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES
ESTATE TAX -- GENERALLY

When the insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the insured owned the policy. If the policy owner was not the insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2003, the maximum estate tax rate is 49% and the unified credit exemption amount is $1,000,000.

20                                             FORTIS BENEFITS INSURANCE COMPANY
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The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

In January 2002, the IRS issued Notice 2002-8 concerning guidance on the federal tax treatment of split-dollar arrangements funded with life insurance contracts. Notice 2002-8 revoked Notice 2001-10, and announced that the IRS intended to provide comprehensive guidance on such arrangements in the form of proposed regulations that would be effective only for arrangements entered into after the date such regulations are published in final form. Notice 2002-8 outlined the rules expected in such proposed regulations, and provided revised interim guidance for determining the value of current life insurance protection that is provided in such arrangements, or in certain tax-qualified retirement arrangements, pending further IRS guidance and consideration of public comments requested by the IRS on Notice 2002-8.

Notice 2002-8 indicates that the proposed regulations are expected to require that the parties to a split-dollar arrangement be taxed under one of two mutually exclusive regimes. Under one regime, the economic benefits of such an arrangement generally would be treated as transfers to the benefited party, which could be subject to taxation under the rules of Code Section 61 or 83. Under the second regime, payments under the arrangement by its

FORTIS BENEFITS INSURANCE COMPANY                                             21
--------------------------------------------------------------------------------
sponsor (e.g., an employer) generally would be treated as a series of loans to the benefited party, which could be subject to the rules, where applicable, of Code Section 7872 (relating to below-market-interest-rate loans) or Code Sections 1271-1275 (relating to original issue discount). In an employment-related arrangement, the proposed regulations are expected to provide that which regime applies is determined by which party is formally designated as the owner of the life insurance contract (i.e., the first regime applies if the employer is designated as such owner, and the second regime applies if the employee is designated as such owner). The same principles are expected to govern the tax treatment of split-dollar arrangements in other contexts, e.g., gift or corporate-shareholder contexts.

For arrangements entered into before the publication of final regulations, Notice 2002-8 provided some limited safe harbors from certain types of adverse tax treatment under certain circumstances, and stated that taxpayers may rely on the Notice (including a reasonable application of its outlined proposed rules) or on Notice 2001-10. Otherwise, Notice 2002-8 was unclear as to how current rules would apply to such arrangements, and stated that no inference should be drawn from the Notice regarding the appropriate tax treatment of such arrangements.

In July 2002 the IRS proposed the regulations referred in Notice 2002-8, and these regulations confirm that generally they would be effective only for arrangements entered into (or "materially modified") after the date on which these regulations are published in final form. The proposed regulations would define a "split-dollar life insurance arrangement" broadly to include (with certain exceptions) any arrangement between 2 or more parties involving a life insurance policy, where either (1) at least one party is entitled to recover any portion of the policy's premiums from the policy proceeds (e.g., as security for a loan to make a premium payment); or (2) the arrangement is entered into in connection with performance of services, and the employer (or recipient of services) pays directly or indirectly any portion of the premiums, and the beneficiary of any death benefit amount is designated by the employee (or service provider) or is any person whom such service provider would reasonably be expected to designate as the beneficiary; or (3) the arrangement is entered into between a corporation and one of its shareholders, and the corporation pays directly or indirectly any portion of the policy's premiums, and the beneficiary of any death benefit amount is designated by the shareholder or is any person whom such shareholder would reasonably be expected to designate as the beneficiary.

These proposed regulations also have rules that generally would designate only one party as the "owner" of such a policy for tax purposes, and then would require that the parties be taxed under one of two mutually exclusive regimes (i.e., an "economic benefit" regime or a "loan" regime), generally based on which party is this tax "owner." Under the economic benefit regime, the tax "owner" (e.g., an employer who provides an employee with rights in the policy under an endorsement to the policy) is treated generally as providing taxable economic benefits to a "non-owner." Under the loan regime, the tax "owner" (e.g., an employee who secures the rights of an employer to recover its premium payments or other advances with a collateral assignment of the policy) is treated generally as receiving one or more loans from a "non-owner" (e.g., for one or more premium payments on such "owner's" policy). Such a loan would be subject to rules under Code Section 7872 for loans that do not have a fair market value rate of interest. These proposed regulations also would require that the parties fully and consistently account for all amounts under either regime, and would provide for comparable or collateral rules for donor/donee and corporations/shareholder arrangements.

Consequently, if you are currently a party to any such arrangement or are considering participating in such an arrangement, it would be advisable for you to consult with a qualified tax advisor concerning the tax treatment of such an arrangement.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

22                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

There are no pending material legal proceedings to which the Underwriter or Separate Account is a party.

OTHER INFORMATION
--------------------------------------------------------------------------------


FINANCIAL STATEMENTS


You can find financial statements of Variable Account C and Fortis in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or call us at 1-800-800-2000 ext. 3028.

FORTIS BENEFITS INSURANCE COMPANY                                             23
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge taken directly from the premium, if any.

POLICY VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Fortis Benefits Insurance Company.

YOU, YOUR: the owner of the policy.

24                                             FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 3028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, N.W., Washington, DC 20549-0102. Please call the SEC at 1-800-942-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613

                                    PART B

FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
FORTIS WALL STREET SERIES VUL220
VARIABLE LIFE INSURANCE
VARIABLE ACCOUNT C
FORTIS BENEFITS INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 3028.


DATE OF PROSPECTUS: MAY 3, 2004
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2004

2                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                             3
 ------------------------------------------------------------------------------
 SERVICES                                                                    3
 ------------------------------------------------------------------------------
 INDEPENDENT ACCOUNTANTS                                                     3
 ------------------------------------------------------------------------------
 INDEPENDENT PUBLIC ACCOUNTANTS                                              3
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                                4
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                        4
 ------------------------------------------------------------------------------
 PERFORMANCE DATA                                                            5
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY


Fortis Benefits Insurance Company ("Fortis") is the issuer of the contracts. Fortis is a Minnesota corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.



Fortis is a wholly owned subsidiary of Assurant, Inc., which recently merged with Fortis, Inc. As a result of the merger, Assurant, Inc. is the successor to the business operations, assets and obligations of Fortis, Inc. Fortis, Inc. is the ultimate parent of Fortis Benefits Insurance Company. Assurant, Inc. recently concluded an initial public offering of its common stock.


All of the guarantees and commitments under the contracts are general obligations of Fortis. None of Fortis' affiliated companies has any legal obligation to back Fortis' obligations under the contracts.

On April 1, 2001, Fortis, Inc., the parent company of Fortis entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Fortis under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Fortis. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Fortis. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


The financial statements of Fortis Benefits Insurance Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 650 Third Avenue South, Suite 1300, Minneapolis, MN 55402.


EXPERTS
--------------------------------------------------------------------------------


The statements of assets and liabilities of Fortis Benefits Insurance Company Variable Account C (the "Account") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated February 25, 2004, which is included herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Woodbury Financial Services, Inc. ("Woodbury Financial") is the principal underwriter of the policies. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is a Minnesota Corporation organized March 15, 1968. Woodbury Financial is an indirect subsidiary of the The Hartford Financial Services Group, Inc. It is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Fortis has an agreement with Woodbury Financial for promotion and distribution of the policies. Woodbury Financial has sales agreements with its registered representatives, as well as various broker-dealers and banks under which the policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The

4                                              FORTIS BENEFITS INSURANCE COMPANY
--------------------------------------------------------------------------------
broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

As compensation for selling the policies, Fortis Benefits will pay Woodbury Financial 110.5%of the premiums paid up to the first twelve recommended monthly minimum premiums, 4% of all other premiums paid during the first six years of the policy and 2% of all premiums in excess of the target amount paid in policy years seven through ten. We also pay Woodbury Financial .25% of unloaned Policy Value annually as a service fee from the eleventh policy year. We also pay a general marketing allowance to Woodbury Financial not to exceed an amount agreed to in advance by Fortis Benefits and Woodbury Financial.

Woodbury Financial pays compensation not in excess of these amounts to other broker-dealers and banks who sell the policies. Fortis Benefits may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

We pay a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request. In addition, we may pay expense allowances, bonuses, wholesaler fees and training allowances.

We pay the compensation from our own resources. These payments do not result in any additional charge to you that is not described in the prospectus. Each broker-dealer firm or bank, in turn compensates its registered representative or employee who acts as agent in selling you a policy.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or
(d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, monthly administrative charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.


Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF
FORTIS BENEFITS INSURANCE COMPANY VARIABLE ACCOUNT C AND THE
BOARD OF DIRECTORS OF FORTIS BENEFITS INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities, of Fortis Benefits Insurance Company Variable Account C (the "Account") comprising the Hartford Advisers HLS Fund, Hartford Blue Chip Stock HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Capital Opportunities HLS Fund, Hartford Global Leaders HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Stock HLS Fund, Hartford Large Cap Growth HLS Fund, Hartford Mid Cap Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Multisector Bond HLS Fund, Hartford Small Cap Value HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund (collectively, the "sub-accounts") as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years ended December 31, 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts constituting the Fortis Benefits Insurance Company Variable Account C as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 25, 2004

_____________________________________ SA-1 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP  HARTFORD BOND
                               HLS FUND         STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -------------
ASSETS:
  Investments:
    Shares...............       2,918,969          3,411,424         1,065,562
                              ===========        ===========       ===========
    Cost.................     $57,381,456        $43,558,860       $12,745,153
                              ===========        ===========       ===========
    Market Value.........     $66,178,725        $56,007,393       $13,124,697
  Due from Hartford Life
   Insurance Company.....          14,534           --                 --
  Receivable from fund
   shares sold...........        --                   17,137               988
  Other assets...........               7           --                 --
                              -----------        -----------       -----------
  Total Assets...........      66,193,266         56,024,530        13,125,685
                              -----------        -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                   17,136               989
  Payable for fund shares
   purchased.............          14,534           --                 --
  Other liabilities......        --                        3           --
                              -----------        -----------       -----------
  Total Liabilities......          14,534             17,139               989
                              -----------        -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $66,178,732        $56,007,391       $13,124,696
                              ===========        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL   HARTFORD GLOBAL           HARTFORD           HARTFORD GROWTH
                           APPRECIATION HLS  OPPORTUNITIES HLS    LEADERS HLS        DISCIPLINED EQUITY     OPPORTUNITIES HLS
                                 FUND              FUND               FUND                HLS FUND                FUND
                           SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT (E)    SUB-ACCOUNT (B)(D)(G)       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ------------------------  -----------------
ASSETS:
  Investments:
    Shares...............         74,261           581,912          6,298,374             4,617,921             10,912,258
                              ==========        ==========        ===========           ===========           ============
    Cost.................     $2,789,681        $3,018,887        $72,612,081           $40,740,299           $179,289,270
                              ==========        ==========        ===========           ===========           ============
    Market Value.........     $3,334,903        $3,760,956        $97,793,937           $51,734,004           $257,254,294
  Due from Hartford Life
   Insurance Company.....          8,093          --                 --                  --                       --
  Receivable from fund
   shares sold...........       --                     521             61,292                 6,850                 65,928
  Other assets...........       --                --                        3                     6               --
                              ----------        ----------        -----------           -----------           ------------
  Total Assets...........      3,342,996         3,761,477         97,855,232            51,740,860            257,320,222
                              ----------        ----------        -----------           -----------           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                     522             61,292                 6,850                 65,927
  Payable for fund shares
   purchased.............          8,092          --                 --                  --                       --
  Other liabilities......       --                --                 --                  --                              6
                              ----------        ----------        -----------           -----------           ------------
  Total Liabilities......          8,092               522             61,292                 6,850                 65,933
                              ----------        ----------        -----------           -----------           ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $3,334,904        $3,760,955        $97,793,940           $51,734,010           $257,254,289
                              ==========        ==========        ===========           ===========           ============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS:
  Investments:
    Shares...............       880,610       2,535,651
                             ==========     ===========
    Cost.................    $7,620,536     $59,906,162
                             ==========     ===========
    Market Value.........    $8,857,359     $75,046,734
  Due from Hartford Life
   Insurance Company.....       --              --
  Receivable from fund
   shares sold...........           190          16,270
  Other assets...........       --              --
                             ----------     -----------
  Total Assets...........     8,857,549      75,063,004
                             ----------     -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           189          16,270
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                             ----------     -----------
  Total Liabilities......           189          16,270
                             ----------     -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $8,857,360     $75,046,734
                             ==========     ===========

(a)  From inception, January 24, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(d) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(e) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.

_____________________________________ SA-3 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                               HARTFORD
                             INTERNATIONAL         HARTFORD        HARTFORD LARGE
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK  CAP GROWTH HLS
                                 FUND              HLS FUND             FUND
                            SUB-ACCOUNT (F)       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------------  --------------
ASSETS:
  Investments:
    Shares...............        840,176            2,935,786         2,012,667
                              ==========          ===========       ===========
    Cost.................     $6,329,476          $27,521,973       $14,101,163
                              ==========          ===========       ===========
    Market Value.........     $8,494,372          $34,799,334       $17,292,227
  Due from Hartford Life
   Insurance Company.....       --                  --                  --
  Receivable from fund
   shares sold...........         13,008               33,570            10,398
  Other assets...........       --                          5           --
                              ----------          -----------       -----------
  Total Assets...........      8,507,380           34,832,909        17,302,625
                              ----------          -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         13,008               33,570            10,399
  Payable for fund shares
   purchased.............       --                  --                  --
  Other liabilities......       --                  --                  --
                              ----------          -----------       -----------
  Total Liabilities......         13,008               33,570            10,399
                              ----------          -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $8,494,372          $34,799,339       $17,292,226
                              ==========          ===========       ===========

(f) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                  HARTFORD
                           HARTFORD MID CAP  HARTFORD MONEY   MULTISECTOR BOND  HARTFORD SMALLCAP  HARTFORD SMALLCAP
                            STOCK HLS FUND   MARKET HLS FUND      HLS FUND       VALUE HLS FUND     GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  ----------------  -----------------  -----------------
ASSETS:
  Investments:
    Shares...............      1,419,819        14,812,671          420,232          1,984,319          6,096,089
                             ===========       ===========       ==========        ===========       ============
    Cost.................    $12,379,092       $14,812,671       $4,580,468        $21,789,836       $ 71,802,493
                             ===========       ===========       ==========        ===========       ============
    Market Value.........    $15,911,483       $14,812,671       $4,722,607        $29,386,571       $107,002,815
  Due from Hartford Life
   Insurance Company.....          4,318          --                  1,230              1,941            777,518
  Receivable from fund
   shares sold...........       --                 813,976         --                 --                 --
  Other assets...........       --                       4         --                 --                 --
                             -----------       -----------       ----------        -----------       ------------
  Total Assets...........     15,915,801        15,626,651        4,723,837         29,388,512        107,780,333
                             -----------       -----------       ----------        -----------       ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                 813,976         --                 --                 --
  Payable for fund shares
   purchased.............          4,318          --                  1,230              1,940            777,517
  Other liabilities......              4          --               --                 --                        8
                             -----------       -----------       ----------        -----------       ------------
  Total Liabilities......          4,322           813,976            1,230              1,940            777,525
                             -----------       -----------       ----------        -----------       ------------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $15,911,479       $14,812,675       $4,722,607        $29,386,572       $107,002,808
                             ===========       ===========       ==========        ===========       ============

                                               HARTFORD U.S.
                                                 GOVERNMENT     HARTFORD VALUE
                             HARTFORD STOCK    SECURITIES HLS  OPPORTUNITIES HLS
                                HLS FUND            FUND             FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  -----------------
ASSETS:
  Investments:
    Shares...............          77,487         1,766,070         2,078,179
                               ==========       ===========       ===========
    Cost.................      $2,806,324       $20,060,235       $22,767,437
                               ==========       ===========       ===========
    Market Value.........      $3,437,923       $20,185,647       $31,853,076
  Due from Hartford Life
   Insurance Company.....        --                 --               --
  Receivable from fund
   shares sold...........             108            24,308             7,347
  Other assets...........        --                 --               --
                               ----------       -----------       -----------
  Total Assets...........       3,438,031        20,209,955        31,860,423
                               ----------       -----------       -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             109            24,309             7,347
  Payable for fund shares
   purchased.............        --                 --               --
  Other liabilities......        --                 --                      4
                               ----------       -----------       -----------
  Total Liabilities......             109            24,309             7,351
                               ----------       -----------       -----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $3,437,922       $20,185,646       $31,853,072
                               ==========       ===========       ===========

(c) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-5 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2003

                                             UNITS
                                  FEES      OWNED BY       UNIT       CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE#     LIABILITY
----                            --------  ------------  ----------  ------------
Hartford Advisers HLS Fund --
 Class IA.....................    0.75%        70,606   $36.070581  $  2,546,798
Hartford Advisers HLS Fund --
 Class IA.....................    1.17%     1,664,671    28.831568    47,995,080
Hartford Advisers HLS Fund --
 Class IA.....................    1.35%       169,148    15.968687     2,701,078
Hartford Advisers HLS Fund --
 Class IA.....................    --        1,213,421    10.660581    12,935,776
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    0.75%        19,021    17.471748       332,328
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    1.17%     2,106,518    16.916357    35,634,619
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    1.35%       259,521    16.833925     4,368,765
Hartford Blue Chip Stock HLS
 Fund -- Class IA.............    --        1,724,843     9.085856    15,671,679
Hartford Bond HLS Fund --
 Class IA.....................    0.75%         4,040    24.809430       100,228
Hartford Bond HLS Fund --
 Class IA.....................    1.17%       430,225    23.346219    10,044,133
Hartford Bond HLS Fund --
 Class IA.....................    1.35%        53,439    15.059294       804,755
Hartford Bond HLS Fund --
 Class IA.....................    --          162,801    13.363438     2,175,580
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    0.75%         1,087    14.146407        15,372
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    1.17%       149,847    14.091421     2,111,551
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    1.35%        12,254    14.067922       172,383
Hartford Capital Appreciation
 HLS Fund -- Class IA.........    --           72,698    14.245123     1,035,598
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    0.75%         1,198     5.947988         7,128
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    1.17%       176,365     5.856681     1,032,912
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    1.35%        37,299     5.818179       217,010
Hartford Capital Opportunities
 HLS Fund -- Class IA.........    --          409,541     6.113925     2,503,905
Hartford Global Leaders HLS
 Fund -- Class IA.............    0.75%        21,565    23.207279       500,461
Hartford Global Leaders HLS
 Fund -- Class IA.............    1.17%     3,650,646    22.093722    80,656,350
Hartford Global Leaders HLS
 Fund -- Class IA.............    1.35%       233,928    12.314257     2,880,647
Hartford Global Leaders HLS
 Fund -- Class IA.............    --        1,323,934    10.390613    13,756,482
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    0.75%        14,202    22.018759       312,700
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    1.17%     1,662,193    21.139900    35,138,586
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    1.35%       195,575    15.175060     2,967,870
Hartford Disciplined Equity
 HLS Fund -- Class IA.........    --        1,406,966     9.463519    13,314,854
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    0.75%       255,295    55.594054    14,192,906
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    1.17%     5,862,372    35.415412   207,618,303
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    1.35%       295,658    16.526968     4,886,325
Hartford Growth Opportunities
 HLS Fund -- Class IA.........    --        2,389,412    12.788400    30,556,755
Hartford High Yield HLS
 Fund -- Class IA.............    0.75%         5,662    13.917406        78,801
Hartford High Yield HLS
 Fund -- Class IA.............    1.17%       440,924    13.361939     5,891,599
Hartford High Yield HLS
 Fund -- Class IA.............    1.35%        55,821    11.635260       649,489
Hartford High Yield HLS
 Fund -- Class IA.............    --          209,358    10.687323     2,237,471
Hartford Index HLS Fund --
 Class IA.....................    0.75%        34,166    17.356932       593,017
Hartford Index HLS Fund --
 Class IA.....................    1.17%     2,945,956    16.805264    49,507,574
Hartford Index HLS Fund --
 Class IA.....................    1.35%       337,996    16.698242     5,643,946
Hartford Index HLS Fund --
 Class IA.....................    --        2,244,487     8.599825    19,302,197
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    0.75%         4,562    12.559687        57,302
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    1.17%       494,245    12.092651     5,976,736
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    1.35%        72,090     9.884466       712,574
Hartford International
 Opportunities HLS Fund --
 Class IA.....................    --          226,137     7.728754     1,747,760
Hartford International Stock
 HLS Fund -- Class IA.........    0.75%        10,748    15.827255       170,105
Hartford International Stock
 HLS Fund -- Class IA.........    1.17%     1,662,991    15.238770    25,341,943
Hartford International Stock
 HLS Fund -- Class IA.........    1.35%       184,894    12.725507     2,352,866
Hartford International Stock
 HLS Fund -- Class IA.........    --          733,155     9.458333     6,934,425

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT       CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE#     LIABILITY
----                            --------  ------------  ----------  ------------
Hartford Large Cap Growth HLS
 Fund -- Class IA.............    0.75%         4,714   $ 8.596150  $     40,524
Hartford Large Cap Growth HLS
 Fund -- Class IA.............    1.17%       790,580     8.393184     6,635,482
Hartford Large Cap Growth HLS
 Fund -- Class IA.............    1.35%       156,876     8.308187     1,303,355
Hartford Large Cap Growth HLS
 Fund -- Class IA.............    --        1,357,412     6.860751     9,312,865
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............    0.75%         3,133    12.260894        38,407
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............    1.17%       567,468    11.971466     6,793,425
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............    1.35%       114,096    11.850235     1,352,063
Hartford Mid Cap Stock HLS
 Fund -- Class IA.............    --          583,127    13.251978     7,727,584
Hartford Money Market HLS
 Fund -- Class IA.............    0.75%        12,203    20.258221       247,209
Hartford Money Market HLS
 Fund -- Class IA.............    1.17%       485,054    15.693421     7,612,163
Hartford Money Market HLS
 Fund -- Class IA.............    1.35%       119,926    12.245454     1,468,553
Hartford Money Market HLS
 Fund -- Class IA.............    --          470,467    11.658086     5,484,750
Hartford Multisector Bond HLS
 Fund -- Class IA.............    0.75%         1,655    15.117145        25,018
Hartford Multisector Bond HLS
 Fund -- Class IA.............    1.17%       187,400    14.555113     2,727,630
Hartford Multisector Bond HLS
 Fund -- Class IA.............    1.35%        35,835    12.634824       452,767
Hartford Multisector Bond HLS
 Fund -- Class IA.............    --          124,149    12.220737     1,517,192
Hartford Small Cap Value HLS
 Fund -- Class IA.............    0.75%         9,390    18.861750       177,103
Hartford Small Cap Value HLS
 Fund -- Class IA.............    1.17%       769,829    18.416682    14,177,693
Hartford Small Cap Value HLS
 Fund -- Class IA.............    1.35%       123,734    18.230255     2,255,698
Hartford Small Cap Value HLS
 Fund -- Class IA.............    --          661,438    19.315610    12,776,078
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    0.75%        28,952    23.752923       687,683
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    1.17%     3,308,143    22.804265    75,439,763
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    1.35%       281,191    15.626012     4,393,889
Hartford SmallCap Growth HLS
 Fund -- Class IA.............    --        1,842,727    14.370808    26,481,473
Hartford Stock HLS Fund --
 Class IA.....................    0.75%         2,094     9.871842        20,671
Hartford Stock HLS Fund --
 Class IA.....................    1.17%       137,935     9.720490     1,340,793
Hartford Stock HLS Fund --
 Class IA.....................    1.35%        23,238     9.656665       224,405
Hartford Stock HLS Fund --
 Class IA.....................    --          182,524    10.146919     1,852,053
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    0.75%        38,504    28.200864     1,085,851
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    1.17%       590,575    21.929452    12,950,980
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    1.35%        75,041    15.079851     1,131,613
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................    --          373,515    13.432393     5,017,202
Hartford Value Opportunities
 HLS Fund -- Class IA.........    0.75%         7,881    19.361183       152,584
Hartford Value Opportunities
 HLS Fund -- Class IA.........    1.17%     1,070,865    18.746836    20,075,321
Hartford Value Opportunities
 HLS Fund -- Class IA.........    1.35%       124,978    18.598476     2,324,399
Hartford Value Opportunities
 HLS Fund -- Class IA.........    --          770,680    12.068264     9,300,768
                                                                    ------------
GRAND TOTAL...................                                      $920,991,729
                                                                    ============

  #  Rounded unit prices.

_____________________________________ SA-7 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP  HARTFORD BOND
                               HLS FUND         STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -------------
INVESTMENT INCOME:
  Dividends..............     $ 1,453,486        $     16,673       $ 557,151
                              -----------        ------------       ---------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............        (566,293)           (411,910)       (129,430)
                              -----------        ------------       ---------
    Net investment income
     (loss)..............         887,193            (395,237)        427,721
                              -----------        ------------       ---------
CAPITAL GAINS INCOME.....        --                 --                 64,484
                              -----------        ------------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (7,164,283)        (15,313,826)        384,833
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,042,091          27,756,412         (26,079)
                              -----------        ------------       ---------
    Net gain (loss) on
     investments.........       8,877,808          12,442,586         358,754
                              -----------        ------------       ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 9,765,001        $ 12,047,349       $ 850,959
                              ===========        ============       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL   HARTFORD GLOBAL           HARTFORD           HARTFORD GROWTH
                           APPRECIATION HLS  OPPORTUNITIES HLS    LEADERS HLS        DISCIPLINED EQUITY     OPPORTUNITIES HLS
                                 FUND              FUND               FUND                HLS FUND                FUND
                           SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT (E)    SUB-ACCOUNT (B)(D)(G)       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ------------------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $ 16,009         $    11,889       $    335,184          $    559,083          $   --
                               --------         -----------       ------------          ------------          -------------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............        (9,193)            (11,863)          (833,646)             (389,454)            (2,191,945)
                               --------         -----------       ------------          ------------          -------------
    Net investment income
     (loss)..............         6,816                  26           (498,462)              169,629             (2,191,945)
                               --------         -----------       ------------          ------------          -------------
CAPITAL GAINS INCOME.....       --                 --                 --                  --                      --
                               --------         -----------       ------------          ------------          -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         2,815          (1,262,095)       (14,159,975)          (10,117,007)          (135,324,176)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       545,222           2,003,425         39,547,567            21,037,227            214,574,995
                               --------         -----------       ------------          ------------          -------------
    Net gain (loss) on
     investments.........       548,037             741,330         25,387,592            10,920,220             79,250,819
                               --------         -----------       ------------          ------------          -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $554,853         $   741,356       $ 24,889,130          $ 11,089,849          $  77,058,874
                               ========         ===========       ============          ============          =============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  309,323     $    922,241
                             ----------     ------------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............       (68,462)        (571,703)
                             ----------     ------------
    Net investment income
     (loss)..............       240,861          350,538
                             ----------     ------------
CAPITAL GAINS INCOME.....       --               204,347
                             ----------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (589,641)     (13,411,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,830,401       28,635,146
                             ----------     ------------
    Net gain (loss) on
     investments.........     1,240,760       15,223,974
                             ----------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $1,481,621     $ 15,778,859
                             ==========     ============

(a)  From inception January 24, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(d) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(e) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.

_____________________________________ SA-9 _____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD
                             INTERNATIONAL         HARTFORD        HARTFORD LARGE
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK  CAP GROWTH HLS
                                 FUND              HLS FUND             FUND
                            SUB-ACCOUNT (F)       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------------  --------------
INVESTMENT INCOME:
  Dividends..............     $   147,126        $    733,908       $   --
                              -----------        ------------       -----------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............         (65,416)           (276,628)          (85,361)
                              -----------        ------------       -----------
    Net investment income
     (loss)..............          81,710             457,280           (85,361)
                              -----------        ------------       -----------
CAPITAL GAINS INCOME.....        --                 --                  --
                              -----------        ------------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (3,996,762)        (12,321,498)       (9,524,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,839,671          19,609,425        12,714,503
                              -----------        ------------       -----------
    Net gain (loss) on
     investments.........       1,842,909           7,287,927         3,189,677
                              -----------        ------------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 1,924,619        $  7,745,207       $ 3,104,316
                              ===========        ============       ===========

(f) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                  HARTFORD
                           HARTFORD MID CAP  HARTFORD MONEY   MULTISECTOR BOND  HARTFORD SMALLCAP  HARTFORD SMALLCAP
                            STOCK HLS FUND   MARKET HLS FUND      HLS FUND       VALUE HLS FUND     GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $    19,685        $ 138,758         $262,644         $   115,266       $   --
                             -----------        ---------         --------         -----------       ------------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............        (79,087)        (146,902)         (37,574)           (160,619)          (753,601)
                             -----------        ---------         --------         -----------       ------------
    Net investment income
     (loss)..............        (59,402)          (8,144)         225,070             (45,353)          (753,601)
                             -----------        ---------         --------         -----------       ------------
CAPITAL GAINS INCOME.....       --                --               --                  276,335           --
                             -----------        ---------         --------         -----------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,665,371)         --                23,000          (2,174,704)       (45,819,239)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,194,482          --               101,366           9,800,588         81,340,542
                             -----------        ---------         --------         -----------       ------------
    Net gain (loss) on
     investments.........      3,529,111          --               124,366           7,625,884         35,521,303
                             -----------        ---------         --------         -----------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $ 3,469,709        $  (8,144)        $349,436         $ 7,856,866       $ 34,767,702
                             ===========        =========         ========         ===========       ============

                                               HARTFORD U.S.
                                                 GOVERNMENT     HARTFORD VALUE
                             HARTFORD STOCK    SECURITIES HLS  OPPORTUNITIES HLS
                                HLS FUND            FUND             FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  -----------------
INVESTMENT INCOME:
  Dividends..............      $  37,367        $   345,873       $   133,440
                               ---------        -----------       -----------
EXPENSE:
  Mortality, expense and
   administrative
   charges...............        (14,901)          (201,970)         (215,453)
                               ---------        -----------       -----------
    Net investment income
     (loss)..............         22,466            143,903           (82,013)
                               ---------        -----------       -----------
CAPITAL GAINS INCOME.....       --                  --               --
                               ---------        -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (374,056)         1,326,690        (7,660,362)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        956,794         (1,176,299)       16,764,509
                               ---------        -----------       -----------
    Net gain (loss) on
     investments.........        582,738            150,391         9,104,147
                               ---------        -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 605,204        $   294,294       $ 9,022,134
                               =========        ===========       ===========

(c) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-11 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                           HARTFORD ADVISERS  HARTFORD BLUE CHIP  HARTFORD BOND
                               HLS FUND         STOCK HLS FUND      HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................     $   887,193        $   (395,237)     $   427,721
  Capital gains income...        --                 --                  64,484
  Net realized gain
   (loss) on security
   transactions..........      (7,164,283)        (15,313,826)         384,833
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      16,042,091          27,756,412          (26,079)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,765,001          12,047,349          850,959
                              -----------        ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       8,899,933          10,262,248        1,890,044
  Net transfers..........        (706,232)            226,288         (456,858)
  Surrenders for benefit
   payments and fees.....      (4,156,199)         (3,770,423)      (1,117,467)
  Net loan activity......          15,929               6,760            5,239
  Cost of insurance......      (4,664,107)         (4,279,186)        (978,103)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (610,676)          2,445,687         (657,145)
                              -----------        ------------      -----------
  Net increase (decrease)
   in net assets.........       9,154,325          14,493,036          193,814
NET ASSETS:
  Beginning of year......      57,024,407          41,514,355       12,930,882
                              -----------        ------------      -----------
  End of year............     $66,178,732        $ 56,007,391      $13,124,696
                              ===========        ============      ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           HARTFORD CAPITAL  HARTFORD CAPITAL   HARTFORD GLOBAL           HARTFORD           HARTFORD GROWTH
                           APPRECIATION HLS  OPPORTUNITIES HLS    LEADERS HLS        DISCIPLINED EQUITY     OPPORTUNITIES HLS
                                 FUND              FUND               FUND                HLS FUND                FUND
                           SUB-ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT (E)    SUB-ACCOUNT (B)(D)(G)       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ------------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................     $    6,816        $        26       $   (498,462)         $    169,629          $  (2,191,945)
  Capital gains income...       --                 --                 --                  --                      --
  Net realized gain
   (loss) on security
   transactions..........          2,815         (1,262,095)       (14,159,975)          (10,117,007)          (135,324,176)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        545,222          2,003,425         39,547,567            21,037,227            214,574,995
                              ----------        -----------       ------------          ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        554,853            741,356         24,889,130            11,089,849             77,058,874
                              ----------        -----------       ------------          ------------          -------------
UNIT TRANSACTIONS:
  Purchases..............        357,943            962,588         13,769,110             8,615,701             31,790,486
  Net transfers..........      2,526,098             82,897         (1,651,428)             (108,720)            (3,346,341)
  Surrenders for benefit
   payments and fees.....        (35,114)          (196,064)        (6,516,323)           (3,333,888)           (16,409,592)
  Net loan activity......            947                304             53,017                15,223                 92,042
  Cost of insurance......        (69,823)          (300,435)        (6,088,581)           (3,775,764)           (15,222,896)
                              ----------        -----------       ------------          ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      2,780,051            549,290           (434,205)            1,412,552             (3,096,301)
                              ----------        -----------       ------------          ------------          -------------
  Net increase (decrease)
   in net assets.........      3,334,904          1,290,646         24,454,925            12,502,401             73,962,573
NET ASSETS:
  Beginning of year......       --                2,470,309         73,339,015            39,231,609            183,291,716
                              ----------        -----------       ------------          ------------          -------------
  End of year............     $3,334,904        $ 3,760,955       $ 97,793,940          $ 51,734,010          $ 257,254,289
                              ==========        ===========       ============          ============          =============


                           HARTFORD HIGH   HARTFORD INDEX
                           YIELD HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  240,861     $    350,538
  Capital gains income...       --               204,347
  Net realized gain
   (loss) on security
   transactions..........      (589,641)     (13,411,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     1,830,401       28,635,146
                             ----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,481,621       15,778,859
                             ----------     ------------
UNIT TRANSACTIONS:
  Purchases..............     1,113,444       13,769,464
  Net transfers..........     1,437,269         (303,023)
  Surrenders for benefit
   payments and fees.....      (564,703)      (5,693,240)
  Net loan activity......         6,845           40,597
  Cost of insurance......      (621,936)      (5,932,072)
                             ----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,370,919        1,881,726
                             ----------     ------------
  Net increase (decrease)
   in net assets.........     2,852,540       17,660,585
NET ASSETS:
  Beginning of year......     6,004,820       57,386,149
                             ----------     ------------
  End of year............    $8,857,360     $ 75,046,734
                             ==========     ============

(a)  From inception, January 24, 2003 to December 31, 2003.
(b) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.
(d) Effective January 24, 2003, Hartford Blue Chip Stock II HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.
(e) Effective January 24, 2003, Hartford Global Equity HLS Fund Sub-Account merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Effective January 24, 2003, Hartford Investors Growth HLS Fund Sub-Account merged with Hartford Growth and Income HLS Fund Sub-Account.

_____________________________________ SA-13 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                               HARTFORD
                             INTERNATIONAL         HARTFORD        HARTFORD LARGE
                           OPPORTUNITIES HLS  INTERNATIONAL STOCK  CAP GROWTH HLS
                                 FUND              HLS FUND             FUND
                            SUB-ACCOUNT (F)       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    81,710        $    457,280       $   (85,361)
  Capital gains income...        --                 --                  --
  Net realized gain
   (loss) on security
   transactions..........      (3,996,762)        (12,321,498)       (9,524,826)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       5,839,671          19,609,425        12,714,503
                              -----------        ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,924,619           7,745,207         3,104,316
                              -----------        ------------       -----------
UNIT TRANSACTIONS:
  Purchases..............       1,384,626           4,906,858         3,597,781
  Net transfers..........         (51,748)           (436,496)           17,869
  Surrenders for benefit
   payments and fees.....        (591,076)         (2,043,342)       (1,134,902)
  Net loan activity......           2,413              13,395             4,519
  Cost of insurance......        (569,997)         (2,080,618)       (1,362,447)
                              -----------        ------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         174,218             359,797         1,122,820
                              -----------        ------------       -----------
  Net increase (decrease)
   in net assets.........       2,098,837           8,105,004         4,227,136
NET ASSETS:
  Beginning of year......       6,395,535          26,694,335        13,065,090
                              -----------        ------------       -----------
  End of year............     $ 8,494,372        $ 34,799,339       $17,292,226
                              ===========        ============       ===========

(f) Effective January 24, 2003, Hartford International Stock II HLS Fund Sub-Account merged with Hartford International Opportunities HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                  HARTFORD
                           HARTFORD MID CAP  HARTFORD MONEY   MULTISECTOR BOND  HARTFORD SMALLCAP  HARTFORD SMALLCAP
                            STOCK HLS FUND   MARKET HLS FUND      HLS FUND       VALUE HLS FUND     GROWTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  ----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $   (59,402)      $    (8,144)      $  225,070        $   (45,353)      $   (753,601)
  Capital gains income...       --                --               --                  276,335           --
  Net realized gain
   (loss) on security
   transactions..........     (1,665,371)         --                 23,000         (2,174,704)       (45,819,239)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,194,482          --                101,366          9,800,588         81,340,542
                             -----------       -----------       ----------        -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      3,469,709            (8,144)         349,436          7,856,866         34,767,702
                             -----------       -----------       ----------        -----------       ------------
UNIT TRANSACTIONS:
  Purchases..............      2,953,062         3,315,212          659,590          5,002,016         15,738,874
  Net transfers..........        860,752        (4,740,509)         585,362           (269,841)          (163,443)
  Surrenders for benefit
   payments and fees.....     (1,070,977)       (2,424,220)        (576,657)        (1,759,376)        (6,937,025)
  Net loan activity......             97            45,860              820             (1,811)           (12,463)
  Cost of insurance......     (1,101,172)       (1,416,167)        (365,889)        (1,876,589)        (6,398,654)
                             -----------       -----------       ----------        -----------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,641,762        (5,219,824)         303,226          1,094,399          2,227,289
                             -----------       -----------       ----------        -----------       ------------
  Net increase (decrease)
   in net assets.........      5,111,471        (5,227,968)         652,662          8,951,265         36,994,991
NET ASSETS:
  Beginning of year......     10,800,008        20,040,643        4,069,945         20,435,307         70,007,817
                             -----------       -----------       ----------        -----------       ------------
  End of year............    $15,911,479       $14,812,675       $4,722,607        $29,386,572       $107,002,808
                             ===========       ===========       ==========        ===========       ============

                                               HARTFORD U.S.
                                                 GOVERNMENT     HARTFORD VALUE
                             HARTFORD STOCK    SECURITIES HLS  OPPORTUNITIES HLS
                                HLS FUND            FUND             FUND
                            SUB-ACCOUNT (C)     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................      $   22,466       $   143,903       $   (82,013)
  Capital gains income...        --                 --               --
  Net realized gain
   (loss) on security
   transactions..........        (374,056)        1,326,690        (7,660,362)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         956,794        (1,176,299)       16,764,509
                               ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         605,204           294,294         9,022,134
                               ----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............         576,667         3,467,473         4,596,920
  Net transfers..........         789,735        (3,193,203)          718,071
  Surrenders for benefit
   payments and fees.....        (246,525)       (1,763,376)       (1,936,270)
  Net loan activity......             291            (6,459)           15,638
  Cost of insurance......        (201,054)       (2,107,872)       (1,993,751)
                               ----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         919,114        (3,603,437)        1,400,608
                               ----------       -----------       -----------
  Net increase (decrease)
   in net assets.........       1,524,318        (3,309,143)       10,422,742
NET ASSETS:
  Beginning of year......       1,913,604        23,494,789        21,430,330
                               ----------       -----------       -----------
  End of year............      $3,437,922       $20,185,646       $31,853,072
                               ==========       ===========       ===========

(c) Effective January 24, 2003, Hartford American Leaders HLS Fund Sub-Account merged with Hartford Stock HLS Fund Sub-Account.

_____________________________________ SA-15 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                              HARTFORD GROWTH      HARTFORD U.S. GOVERNMENT  HARTFORD MONEY
                           OPPORTUNITIES HLS FUND    SECURITIES HLS FUND     MARKET HLS FUND
                              SUB-ACCOUNT (A)          SUB-ACCOUNT (B)       SUB-ACCOUNT (C)
                           ----------------------  ------------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $ (2,257,799)            $   615,962          $    807,671
  Net realized gain
   (loss) on security
   transactions..........         (8,916,956)                172,161              (903,474)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (62,932,987)                992,332               218,193
                                ------------             -----------          ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (74,107,742)              1,780,455               122,390
                                ------------             -----------          ------------
UNIT TRANSACTIONS:
  Purchases..............         10,041,388              12,080,700            39,766,996
  Surrenders for benefit
   payments and fees.....        (12,842,939)             (6,620,118)          (38,435,821)
                                ------------             -----------          ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (2,801,550)              5,460,582             1,331,175
                                ------------             -----------          ------------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............         --                      --                      --
  Net increase (decrease)
   in net assets.........        (76,909,293)              7,241,037             1,453,565
NET ASSETS:
  Beginning of year......        260,201,009              16,253,752            18,587,078
                                ------------             -----------          ------------
  End of year............       $183,291,716             $23,494,789          $ 20,040,643
                                ============             ===========          ============

(a) Formerly Fortis Series Fund - Growth Stock Series. Change effective March 18, 2002.
(b) Formerly Fortis Series Fund - U.S. Gov't Securities Series. Change effective March 18, 2002.
(c) Effective April 30 2002, Fortis Series Fund - Money Market Series merged with Hartford Money Market HLS Fund Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                           HARTFORD ADVISERS   HARTFORD BOND   HARTFORD GLOBAL   HARTFORD SMALL CAP   HARTFORD GROWTH &
                               HLS FUND          HLS FUND      LEADERS HLS FUND   GROWTH HLS FUND      INCOME HLS FUND
                            SUB-ACCOUNT (D)   SUB-ACCOUNT (E)  SUB-ACCOUNT (F)    SUB-ACCOUNT (G)      SUB-ACCOUNT (H)
                           -----------------  ---------------  ----------------  ------------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $  3,629,626      $  1,336,678      $ 16,522,791       $   (756,056)        $  4,613,625
  Net realized gain
   (loss) on security
   transactions..........     (13,365,012)       (1,259,648)      (27,699,484)        (4,460,081)         (12,711,298)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (1,101,035)          887,273        (7,051,343)       (23,466,830)          (2,965,984)
                             ------------      ------------      ------------       ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (10,836,421)          964,303       (18,228,037)       (28,682,967)         (11,063,657)
                             ------------      ------------      ------------       ------------         ------------
UNIT TRANSACTIONS:
  Purchases..............      67,010,604        14,290,290        91,104,859         13,525,141           42,347,623
  Surrenders for benefit
   payments and fees.....     (67,069,781)      (12,005,351)      (91,276,339)       (10,405,375)         (41,991,944)
                             ------------      ------------      ------------       ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (59,177)        2,284,939          (171,480)         3,119,766              355,679
                             ------------      ------------      ------------       ------------         ------------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                --                --                --                   --
  Net increase (decrease)
   in net assets.........     (10,895,598)        3,249,242       (18,399,517)       (25,563,201)         (10,707,978)
NET ASSETS:
  Beginning of year......      67,920,005         9,681,639        89,796,964         95,571,017           43,009,021
                             ------------      ------------      ------------       ------------         ------------
  End of year............    $ 57,024,407      $ 12,930,882      $ 71,397,448       $ 70,007,817         $ 32,301,043
                             ============      ============      ============       ============         ============

                            HARTFORD HIGH   HARTFORD INTERNATIONAL
                           YIELD HLS FUND     STOCK II HLS FUND
                           SUB-ACCOUNT (I)     SUB-ACCOUNT (J)
                           ---------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,272,936         $   (39,936)
  Net realized gain
   (loss) on security
   transactions..........     (3,148,591)           (437,676)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      1,351,318            (874,972)
                             -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (524,337)         (1,352,585)
                             -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............      7,246,900           1,359,681
  Surrenders for benefit
   payments and fees.....     (7,227,527)           (772,481)
                             -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         19,373             587,200
                             -----------         -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                 --
  Net increase (decrease)
   in net assets.........       (504,963)           (765,384)
NET ASSETS:
  Beginning of year......      6,509,783           7,160,919
                             -----------         -----------
  End of year............    $ 6,004,820         $ 6,395,535
                             ===========         ===========

(d) Effective April 30, 2002, Fortis Series Fund - Asset Allocation Series merged with Hartford Advisors HLS Fund Sub-Account.
(e) Effective April 30, 2002, Fortis Series Fund - Diversified Income Series merged with Hartford Bond HLS Fund Sub-Account.
(f) Effective April 30, 2002, Fortis Series Fund - Global Growth Series merged with Hartford Global Leaders HLS Fund Sub-Account.
(g) Formerly Fortis Series Fund - Aggressive Growth Series. Change effective March 18, 2002.
(h) Effective April 30, 2002, Fortis Series Fund - Growth & Income Series merged with Hartford Growth and Income HLS Fund Sub-Account.
(i) Effective April 30, 2002, Fortis Series Fund - High Yield Series merged with Hartford High Yield HLS Fund Sub-Account.
(j) Formerly Fortis Series Fund - International Stock II Series. Change effective April 15, 2002.

_____________________________________ SA-17 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                           HARTFORD MULTISECTOR  HARTFORD INTERNATIONAL      HARTFORD VALUE
                              BOND HLS FUND          STOCK HLS FUND      OPPORTUNITIES HLS FUND
                             SUB-ACCOUNT (K)        SUB-ACCOUNT (L)         SUB-ACCOUNT (M)
                           --------------------  ----------------------  ----------------------
OPERATIONS:
  Net investment income
   (loss)................       $  184,908            $   (27,792)            $   445,350
  Net realized gain
   (loss) on security
   transactions..........          (16,774)              (749,213)               (460,669)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (51,426)            (2,360,742)             (7,070,504)
                                ----------            -----------             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          116,708             (3,137,747)             (7,085,823)
                                ----------            -----------             -----------
UNIT TRANSACTIONS:
  Purchases..............          941,604              2,641,253               3,980,073
  Surrenders for benefit
   payments and fees.....         (590,125)            (1,652,900)             (1,339,755)
                                ----------            -----------             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          351,479                988,353               2,640,318
                                ----------            -----------             -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............        --                     --                      --
  Net increase (decrease)
   in net assets.........          468,187             (2,149,394)             (4,445,505)
NET ASSETS:
  Beginning of year......        3,601,758             28,843,729              25,875,835
                                ----------            -----------             -----------
  End of year............       $4,069,945            $26,694,335             $21,430,330
                                ==========            ===========             ===========

(k) Formerly Fortis Series Fund - Multisector Bond Series. Change effective April 15, 2002.
(l) Formerly Fortis Series Fund - International Stock Series. Change effective April 15, 2002.
(m)  Formerly Fortis Series Fund - Value Series. Change effective March 18,
     2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                           HARTFORD INDEX   HARTFORD BLUE CHIP  HARTFORD MID CAP  HARTFORD LARGE CAP  HARTFORD SMALL CAP
                              HLS FUND        STOCK HLS FUND     STOCK HLS FUND    GROWTH HLS FUND      VALUE HLS FUND
                           SUB-ACCOUNT (N)   SUB-ACCOUNT (O)    SUB-ACCOUNT (P)    SUB-ACCOUNT (Q)     SUB-ACCOUNT (R)
                           ---------------  ------------------  ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  5,355,274       $   (415,568)      $   (67,467)       $   (90,940)        $ 1,967,630
  Net realized gain
   (loss) on security
   transactions..........    (13,903,348)          (724,140)         (132,453)          (658,913)             15,604
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (8,450,216)       (12,428,281)       (1,463,986)        (4,927,322)         (5,728,609)
                            ------------       ------------       -----------        -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (16,998,290)       (13,567,989)       (1,663,906)        (5,677,175)         (3,745,375)
                            ------------       ------------       -----------        -----------         -----------
UNIT TRANSACTIONS:
  Purchases..............     80,138,544          5,801,949         4,746,573          2,475,126           7,712,524
  Surrenders for benefit
   payments and fees.....    (77,072,879)        (2,626,867)       (1,469,513)        (1,280,677)         (2,380,310)
                            ------------       ------------       -----------        -----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      3,065,665          3,175,082         3,277,060          1,194,449           5,332,214
                            ------------       ------------       -----------        -----------         -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       --                --                 --                 --                  --
  Net increase (decrease)
   in net assets.........    (13,932,626)       (10,392,907)        1,613,154         (4,482,726)          1,586,839
NET ASSETS:
  Beginning of year......     71,318,775         51,907,262         9,186,854         17,547,816          18,848,468
                            ------------       ------------       -----------        -----------         -----------
  End of year............   $ 57,386,149       $ 41,514,355       $10,800,008        $13,065,090         $20,435,307
                            ============       ============       ===========        ===========         ===========

                           HARTFORD GLOBAL  HARTFORD INVESTORS
                           EQUITY HLS FUND    GROWTH HLS FUND
                           SUB-ACCOUNT (S)    SUB-ACCOUNT (T)
                           ---------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................    $     1,204        $   (11,284)
  Net realized gain
   (loss) on security
   transactions..........        (29,783)          (147,980)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (211,779)        (1,005,878)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (240,358)        (1,165,142)
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............        679,846          1,361,995
  Surrenders for benefit
   payments and fees.....       (205,414)          (341,376)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        474,432          1,020,619
                             -----------        -----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............     (1,033,101)          (834,121)
  Net increase (decrease)
   in net assets.........       (799,027)          (978,644)
NET ASSETS:
  Beginning of year......      2,740,594          4,413,851
                             -----------        -----------
  End of year............    $ 1,941,567        $ 3,435,207
                             ===========        ===========

(n) Effective April 30, 2002, Fortis Series Fund - S&P 500 Index Series merged with Hartford Index HLS Fund Sub-Account.
(o) Formerly Fortis Series Fund - Blue Chip Stock Series. Change effective April 15, 2002.
(p)  Formerly Fortis Series Fund - Mid Cap Stock Series. Change effective
     April 15, 2002.
(q) Formerly Fortis Series Fund - Large Cap Growth Series. Change effective April 15, 2002.
(r) Formerly Fortis Series Fund - Small Cap Value Series. Change effective April 15, 2002.
(s)  Formerly Fortis Series Fund - Global Equity Series. Change effective
     April 15, 2002.
(t) Formerly Fortis Series Fund - Investors Growth Stock Series. Change effective April 15, 2002.

_____________________________________ SA-19 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2002

                            HARTFORD BLUE       HARTFORD CAPITAL     HARTFORD AMERICAN
                           CHIP II HLS FUND  OPPORTUNITIES HLS FUND   LEADERS HLS FUND
                           SUB-ACCOUNT (U)      SUB-ACCOUNT (V)       SUB-ACCOUNT (W)
                           ----------------  ----------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (10,680)          $  (10,640)           $   21,966
  Net realized gain
   (loss) on security
   transactions..........       (199,763)            (192,095)              (36,002)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (863,657)            (668,584)             (329,373)
                             -----------           ----------            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (1,074,099)            (871,319)             (343,409)
                             -----------           ----------            ----------
UNIT TRANSACTIONS:
  Purchases..............      2,053,627            1,154,979             1,209,747
  Surrenders for benefit
   payments and fees.....       (635,800)            (408,980)             (188,138)
                             -----------           ----------            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,417,827              745,999             1,021,609
                             -----------           ----------            ----------
  Net Funding of
   subaccount by Fortis
   Benefits Insurance
   Company...............       (554,489)            (848,349)             (850,401)
  Net increase (decrease)
   in net assets.........       (210,761)            (973,669)             (172,201)
NET ASSETS:
  Beginning of year......      3,706,121            3,443,978             2,085,805
                             -----------           ----------            ----------
  End of year............    $ 3,495,359           $2,470,309            $1,913,604
                             ===========           ==========            ==========

(u) Formerly Fortis Series Fund - Blue Chip Stock II Series. Change effective April 15, 2002.
(v) Formerly Fortis Series Fund - Capital Opportunities Series. Change effective April 15, 2002.
(w) Formerly Fortis Series Fund - American Leaders Series. Change effective April 15, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

 1.  ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Fortis Benefits Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2003.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  DEDUCTIONS AND CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK AND AND ADMINISTRATIVE CHARGES--The Company will make deductions at a maximum annual rate of 1.00% of the Contract's value for the mortality and expense risks which the Company undertakes and 0.35% for policy advance charges.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-21 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
Hartford Advisers HLS Fund..............  $  4,811,383  $  4,504,584
Hartford Blue Chip Stock HLS Fund.......     5,548,473     3,498,308
Hartford Bond HLS Fund..................     4,638,188     4,803,081
Hartford Capital Appreciation HLS
 Fund...................................     3,349,530       562,664
Hartford Capital Opportunities HLS
 Fund...................................       876,648       327,332
Hartford Global Leaders HLS Fund........     7,103,026     7,992,833
Hartford Disciplined Equity HLS Fund....    11,462,347     9,880,032
Hartford Growth Opportunities HLS
 Fund...................................    13,021,337    18,309,636
Hartford High Yield HLS Fund............     4,752,314     3,140,922
Hartford Index HLS Fund.................    16,446,384    14,017,173
Hartford International Opportunities HLS
 Fund...................................     1,970,403     1,711,424
Hartford International Stock HLS Fund...     3,653,802     2,836,750
Hartford Large Cap Growth HLS Fund......     2,486,417     1,448,972
Hartford Mid Cap Stock HLS Fund.........     4,077,780     2,495,420
Hartford Money Market HLS Fund..........    31,285,408    36,513,384
Hartford Multisector Bond HLS Fund......     1,857,701     1,329,410
Hartford SmallCap Value HLS Fund........     4,457,692     3,132,316
Hartford SmallCap Growth HLS Fund.......    18,140,984    16,667,565
Hartford Stock HLS Fund.................     1,519,546       578,403
Hartford U.S. Government Securities HLS
 Fund...................................     4,470,494     7,930,041
Hartford Value Opportunities HLS Fund...     3,971,237     2,652,917
                                          ------------  ------------
                                          $149,901,094  $144,333,167
                                          ============  ============

_____________________________________ SA-22 ____________________________________

 5.  CHANGES IN SHARES OUTSTANDING*

    The changes in shares outstanding for the year ended December 31, 2003 were as follows:

                                                                NET
                                       SHARES      SHARES     INCREASE
FUND                                 PURCHASED*     SOLD     (DECREASE)
----                                 ----------  ----------  ----------
Hartford Advisers HLS Fund.........     228,463     219,958       8,505
Hartford Blue Chip Stock HLS
 Fund..............................     393,663     250,593     143,070
Hartford Bond HLS Fund.............     379,409     395,693     (16,284)
Hartford Capital Appreciation HLS
 Fund..............................      89,456      15,194      74,262
Hartford Capital Opportunities HLS
 Fund..............................     156,582      59,958      96,624
Hartford Global Leaders HLS Fund...     566,918     733,871    (166,953)
Hartford Disciplined Equity HLS
 Fund..............................   1,283,251   1,683,299    (400,048)
Hartford Growth Opportunities HLS
 Fund..............................     662,807     930,077    (267,270)
Hartford High Yield HLS Fund.......     511,067     337,931     173,136
Hartford Index HLS Fund............     626,085     536,857      89,228
Hartford International
 Opportunities HLS Fund............     239,259     290,296     (51,037)
Hartford International Stock HLS
 Fund..............................     361,197     286,233      74,964
Hartford Large Cap Growth HLS
 Fund..............................     328,062     192,213     135,849
Hartford Mid Cap Stock HLS Fund....     423,429     264,528     158,901
Hartford Money Market HLS Fund.....  31,285,493  36,513,384  (5,227,891)
Hartford Multisector Bond HLS
 Fund..............................     166,404     121,272      45,132
Hartford Small Cap Value HLS
 Fund..............................     371,216     265,505     105,711
Hartford SmallCap Growth HLS
 Fund..............................   1,189,602   1,078,594     111,008
Hartford Stock HLS Fund............      43,012     200,620    (157,608)
Hartford U.S. Government Securities
 HLS Fund..........................     391,037     693,498    (302,461)
Hartford Value Opportunities HLS
 Fund..............................     323,923     219,078     104,845

_____________________________________ SA-23 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

    The changes in shares outstanding for the year ended December 31, 2002 were as follows:

                                                                NET
                                       SHARES      SHARES     INCREASE
FUND                                 PURCHASED*     SOLD     (DECREASE)
----                                 ----------  ----------  ----------
Hartford Growth Opportunities HLS
 Fund..............................     529,515     832,175    (302,660)
Hartford U.S. Government Securities
 HLS Fund..........................   1,184,876     622,633     562,243
Hartford Money Market HLS Fund.....  32,607,474  14,222,174  18,385,300
Hartford Advisers HLS Fund.........  33,271,711  34,726,013  (1,454,302)
Hartford Bond HLS Fund.............  12,980,081  12,808,779     171,302
Hartford Global Leaders HLS Fund...  72,097,994  70,829,804   1,268,190
Hartford Small Cap Growth HLS
 Fund..............................     953,137     782,666     170,471
Hartford Growth and Income HLS
 Fund..............................  42,642,520  41,613,162   1,029,358
Hartford High Yield HLS Fund.......   8,634,282   8,881,014    (246,732)
Hartford International Stock II HLS
 Fund..............................     181,644     108,511      73,133
Hartford Multisector Bond HLS
 Fund..............................     109,761      59,560      50,201
Hartford International Stock HLS
 Fund..............................     288,411     193,970      94,441
Hartford Value Opportunities HLS
 Fund..............................     363,345     134,562     228,783
Hartford Index HLS Fund............  29,871,787  31,614,000  (1,742,213)
Hartford Blue Chip Stock HLS
 Fund..............................     392,788     214,072     178,716
Hartford Mid Cap Stock HLS Fund....     494,769     166,369     328,400
Hartford Large Cap Growth HLS
 Fund..............................     305,775     167,315     138,460
Hartford Small Cap Value HLS
 Fund..............................     760,047     208,333     551,714
Hartford Global Equity HLS Fund....      85,502      27,096      58,406
Hartford Investors Growth HLS
 Fund..............................     232,720      63,360     169,360
Hartford Blue Chip II HLS Fund.....     330,531     107,838     222,693
Hartford Capital Opportunities HLS
 Fund..............................     196,906      74,424     122,482
Hartford American Leaders HLS
 Fund..............................     139,057      23,317     115,740

  * Shares are equivalent of units owned by participants prior to applicable management fees.

_____________________________________ SA-24 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each sub-account has outstanding units.

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2003  Lowest contract charges     1,213,421   $10.660581    $12,935,775     --          2.50%       18.49%
        Highest contract charges      169,148    15.968687      2,701,078     0.94%       2.45%       16.90%
        Remaining contract
        charges                     1,735,277      --          50,541,879     --         --          --
  2002  Lowest contract charges     1,076,453     8.996932      9,684,773     --          6.77%      (14.89)%
        Highest contract charges      172,764    13.659718      2,359,914     1.35%       6.77%      (16.03)%
        Remaining contract
        charges                     1,809,172      --          44,979,720     --         --          --
HARTFORD BLUE CHIP STOCK HLS FUND
  2003  Lowest contract charges     1,724,844     9.085856     15,671,680     --          0.04%       29.30%
        Highest contract charges      259,521    16.833925      4,368,765     0.86%       0.04%       27.56%
        Remaining contract
        charges                     2,125,538      --          35,966,946     --         --          --
  2002  Lowest contract charges     1,518,903     7.027173     10,673,594     --         --          (24.39)%
        Highest contract charges      239,645    13.196452      3,162,463     1.35%      --          (25.41)%
        Remaining contract
        charges                     2,090,394      --          27,678,298     --         --          --
  2001  Lowest contract charges     1,194,213     9.294581     11,099,709     --         --          (14.42)%
        Highest contract charges      211,775    17.692316      3,746,794     1.35%      --          (15.57)%
        Remaining contract
        charges                     2,091,570      --          37,060,759     --         --          --
HARTFORD BOND HLS FUND
  2003  Lowest contract charges       162,801    13.363438      2,175,580     --          4.35%        7.84%
        Highest contract charges       53,439    15.059294        804,755     0.98%       4.32%        6.40%
        Remaining contract
        charges                       434,265      --          10,144,361     --         --          --
  2002  Lowest contract charges       172,244    12.391284      2,134,325     --         12.76%       10.09%
        Highest contract charges       54,869    14.153476        776,587     1.35%      12.76%        8.61%
        Remaining contract
        charges                       457,251      --          10,019,969     --         --          --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2003  Lowest contract charges        72,698    14.245123      1,035,598     --          1.36%       42.45%
        Highest contract charges       12,254    14.067922        172,383     0.76%       1.15%       40.68%
        Remaining contract
        charges                       150,934      --           2,126,923     --         --          --
HARTFORD CAPITAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       409,541     6.113925      2,503,905     --          0.39%       27.38%
        Highest contract charges       37,299     5.818179        217,010     0.39%       0.38%       25.68%
        Remaining contract
        charges                       177,563      --           1,040,040     --         --          --
  2002  Lowest contract charges       348,521     4.799618      1,672,767     --         --          (28.85)%
        Highest contract charges       35,081     4.629481        162,409     1.35%      --          (29.81)%
        Remaining contract
        charges                       136,531      --             635,134     --         --          --
  2001  Lowest contract charges       249,148     6.745603      1,680,655     --         --          (23.63)%
        Highest contract charges       23,777     6.595191        156,815     1.35%      --          (24.66)%
        Remaining contract
        charges                       114,609      --             758,159     --         --          --
HARTFORD GLOBAL LEADERS HLS FUND
  2003  Lowest contract charges     1,323,934    10.390613     13,756,482     --          0.45%       35.57%
        Highest contract charges      233,928    12.314257      2,880,647     1.01%       0.44%       31.80%
        Remaining contract
        charges                     3,672,211      --          81,156,811     --         --          --
  2002  Lowest contract charges       999,594     7.664200      7,661,089     --         21.56%      (19.35)%
        Highest contract charges      217,771     9.206389      2,004,885     1.35%      21.56%      (20.43)%
        Remaining contract
        charges                     3,743,022      --          61,731,474     --         --          --

_____________________________________ SA-25 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2003  Lowest contract charges     1,406,966   $ 9.463519    $13,314,854     --          1.36%       28.81%
        Highest contract charges      195,575    15.175060      2,967,870     0.89%       1.30%       27.09%
        Remaining contract
        charges                     1,676,395      --          35,451,286     --         --          --
  2002  Lowest contract charges       492,639     7.346396      3,619,120     --         13.29%      (24.68)%
        Highest contract charges      147,888    11.940163      1,765,807     1.35%      13.29%      (25.69)%
        Remaining contract
        charges                     1,620,621      --          26,916,117     --         --          --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2003  Lowest contract charges     2,389,412    12.788400     30,556,755     --         --           43.79%
        Highest contract charges      295,658    16.526968      4,886,325     1.01%      --           41.86%
        Remaining contract
        charges                     6,117,667      --         221,811,209     --         --          --
  2002  Lowest contract charges     2,098,527     8.893802     18,663,881     --         --          (27.65)%
        Highest contract charges      288,112    11.649837      3,356,453     1.35%      --          (28.62)%
        Remaining contract
        charges                     6,323,304      --         161,271,382     --         --          --
  2001  Lowest contract charges     1,580,703    12.292836     19,431,325     --         24.30%      (22.85)%
        Highest contract charges      283,717    16.321628      4,630,723     1.35%      24.30%      (23.90)%
        Remaining contract
        charges                     6,618,248      --         236,138,961     --         --          --
HARTFORD HIGH YIELD HLS FUND
  2003  Lowest contract charges       209,358    10.687323      2,237,471     --          4.08%       23.18%
        Highest contract charges       55,821    11.635260        649,489     0.90%       4.06%       21.53%
        Remaining contract
        charges                       446,586      --           5,970,400     --         --          --
  2002  Lowest contract charges       152,038     8.675866      1,319,061     --         21.26%       (7.19)%
        Highest contract charges       42,937     9.573657        411,063     1.35%      21.26%       (8.43)%
        Remaining contract
        charges                       389,387      --           4,274,696     --         --          --
HARTFORD INDEX HLS FUND
  2003  Lowest contract charges     2,244,487     8.599825     19,302,197     --          1.48%       28.13%
        Highest contract charges      337,996    16.698242      5,643,946     0.89%       1.44%       26.42%
        Remaining contract
        charges                     2,980,122      --          50,100,591     --         --          --
  2002  Lowest contract charges     1,992,890     6.711711     13,375,699     --          5.50%      (22.43)%
        Highest contract charges      317,461    13.209047      4,193,360     1.35%       5.50%      (23.47)%
        Remaining contract
        charges                     2,999,515      --          39,817,090     --         --          --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       226,137     7.728754      1,747,760     --          2.17%       29.25%
        Highest contract charges       72,090     9.884466        712,574     0.95%       2.19%       27.53%
        Remaining contract
        charges                       498,807      --           6,034,038     --         --          --
HARTFORD INTERNATIONAL STOCK HLS FUND
  2003  Lowest contract charges       733,155     9.458333      6,934,425     --          2.57%       30.01%
        Highest contract charges      184,894    12.725507      2,352,866     0.95%       2.53%       28.27%
        Remaining contract
        charges                     1,673,739      --          25,512,048     --         --          --
  2002  Lowest contract charges       670,829     7.274903      4,880,216     --          0.90%       (9.74)%
        Highest contract charges      175,808     9.920698      1,744,143     1.35%       0.90%      (10.96)%
        Remaining contract
        charges                     1,692,077      --          20,069,976     --         --          --
  2001  Lowest contract charges       552,133     8.060375      4,450,400     --          8.49%      (24.28)%
        Highest contract charges      163,325    11.141490      1,819,685     1.35%       8.49%      (25.30)%
        Remaining contract
        charges                     1,697,712      --          22,573,644     --         --          --

_____________________________________ SA-26 ____________________________________

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD LARGE CAP GROWTH HLS FUND
  2003  Lowest contract charges     1,357,412   $ 6.860751    $ 9,312,865     --         --           23.42%
        Highest contract charges      156,876     8.308187      1,303,355     0.57%      --           21.77%
        Remaining contract
        charges                       795,294      --           6,676,006     --         --          --
  2002  Lowest contract charges     1,186,781     5.558826      6,597,112     --         --          (31.04)%
        Highest contract charges      170,096     6.823015      1,160,565     1.35%      --          (31.97)%
        Remaining contract
        charges                       771,282      --           5,307,413     --         --          --
  2001  Lowest contract charges       974,746     8.060779      7,857,209     --         --          (14.90)%
        Highest contract charges      163,875    10.028841      1,643,473     1.35%      --          (16.05)%
        Remaining contract
        charges                       797,068      --           8,047,134     --         --          --
HARTFORD MID CAP STOCK HLS FUND
  2003  Lowest contract charges       583,127    13.251978      7,727,584     --          0.16%       31.05%
        Highest contract charges      114,096    11.850235      1,352,063     0.62%       0.16%       29.29%
        Remaining contract
        charges                       570,601      --           6,831,832     --         --          --
  2002  Lowest contract charges       501,082    10.112376      5,067,128     --         --          (13.06)%
        Highest contract charges       99,265     9.165516        909,811     1.35%      --          (14.23)%
        Remaining contract
        charges                       521,747      --           4,823,069     --         --          --
  2001  Lowest contract charges       362,197    11.631253      4,212,806     --          0.32%       (4.17)%
        Highest contract charges      592,795    10.685723        592,795     1.35%       0.32%       (5.47)%
        Remaining contract
        charges                       407,285      --           4,381,253     --         --          --
HARTFORD MONEY MARKET HLS FUND
  2003  Lowest contract charges       470,467    11.658086      5,484,750     --          0.75%        0.75%
        Highest contract charges      119,926    12.245454      1,468,553     0.80%       0.76%       (0.60)%
        Remaining contract
        charges                       497,257      --           7,859,372     --         --          --
  2002  Lowest contract charges       536,913    11.571531      6,212,911     --          5.03%        1.50%
        Highest contract charges      167,979    12.319725      2,069,460     1.35%       5.03%        0.13%
        Remaining contract
        charges                       741,999      --          11,758,272     --         --          --
HARTFORD MULTISECTOR BOND HLS FUND
  2003  Lowest contract charges       124,149    12.220737      1,517,192     --          5.73%        9.26%
        Highest contract charges       35,835    12.634824        452,767     0.81%       6.07%        7.79%
        Remaining contract
        charges                       189,055      --           2,752,648     --         --          --
  2002  Lowest contract charges       104,419    11.185465      1,167,976     --          5.71%        3.94%
        Highest contract charges       34,186    11.721578        400,716     1.35%       5.71%        2.54%
        Remaining contract
        charges                       185,518      --           2,501,254     --         --          --
  2001  Lowest contract charges        75,489    10.761775        812,398     --         --            5.61%
        Highest contract charges       30,138    11.430893        344,506     1.35%      --            4.19%
        Remaining contract
        charges                       186,281      --           2,444,866     --         --          --
HARTFORD SMALL CAP VALUE HLS FUND
  2003  Lowest contract charges       661,438    19.315610     12,776,078     --          0.49%       38.46%
        Highest contract charges      123,734    18.230255      2,255,698     0.68%       0.49%       36.60%
        Remaining contract
        charges                       779,219      --          14,354,796     --         --          --
  2002  Lowest contract charges       593,968    13.950696      8,286,262     --         10.80%      (15.16)%
        Highest contract charges      115,341    13.345574      1,539,298     1.35%      10.80%      (16.30)%
        Remaining contract
        charges                       788,151      --          10,609,747     --         --          --
  2001  Lowest contract charges       423,921    16.444170      6,971,029     --         --           21.01%
        Highest contract charges       81,823    15.945081      1,304,668     1.35%      --           19.37%
        Remaining contract
        charges                       658,656      --          10,572,771     --         --          --

_____________________________________ SA-27 ____________________________________

 VARIABLE ACCOUNT C
--------------------------------------------------------------------------------
FORTIS BENEFITS INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2003

                                                                                      INVESTMENT
                                                   UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                     UNITS     FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   ----------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALLCAP GROWTH HLS FUND
  2003  Lowest contract charges     1,842,727   $14.370808    $26,481,473     --         --           50.06%
        Highest contract charges      281,191    15.626012      4,393,889     0.89%      --           48.05%
        Remaining contract
        charges                     3,337,095      --          76,127,446     --         --          --
  2002  Lowest contract charges     1,608,473     9.576694     15,403,858     --         --          (28.83)%
        Highest contract charges      291,069    10.554554      3,072,105     1.35%      --          (29.79)%
        Remaining contract
        charges                     3,350,541      --          51,531,854     --         --          --
  2001  Lowest contract charges     1,232,916    13.458760     16,591,232     --         11.29%      (20.18)%
        Highest contract charges      262,097    15.033088      3,940,125     1.35%      11.29%      (21.26)%
        Remaining contract
        charges                     3,431,819      --          75,039,660     --         --          --
HARTFORD STOCK HLS FUND
  2003  Lowest contract charges       182,524    10.146919      1,852,052     --          1.54%       21.76%
        Highest contract charges       23,238     9.656665        224,405     0.58%       1.40%       20.14%
        Remaining contract
        charges                       140,029      --           1,361,465     --         --          --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2003  Lowest contract charges       373,515    13.432393      5,017,202     --          1.57%        2.15%
        Highest contract charges       75,041    15.079851      1,131,613     0.89%       1.42%        0.78%
        Remaining contract
        charges                       629,079      --          14,036,831     --         --          --
  2002  Lowest contract charges       374,100    13.150191      4,919,482     --          3.99%       10.73%
        Highest contract charges       80,589    14.963659      1,205,899     1.35%       3.99%        9.25%
        Remaining contract
        charges                       787,975      --          17,369,409     --         --          --
  2001  Lowest contract charges       227,220    11.875862      2,698,430     --          5.83%        7.54%
        Highest contract charges       73,869    13.697258      1,011,800     1.35%       5.83%        6.09%
        Remaining contract
        charges                       621,954      --          12,543,522     --         --          --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2003  Lowest contract charges       770,680    12.068264      9,300,768     --          0.53%       41.87%
        Highest contract charges      124,978    18.598476      2,324,399     0.85%       0.52%       39.97%
        Remaining contract
        charges                     1,078,746      --          20,227,905     --         --          --
  2002  Lowest contract charges       633,261     8.506309      5,386,710     --          2.79%      (24.95)%
        Highest contract charges      123,875    13.287035      1,645,935     1.35%       2.49%      (25.96)%
        Remaining contract
        charges                     1,076,741      --          14,397,686     --         --          --
  2001  Lowest contract charges       434,939    11.334465      4,929,806     --         13.05%       (2.54)%
        Highest contract charges      108,359    17.945997      1,944,610     1.35%      13.05%       (3.86)%
        Remaining contract
        charges                     1,054,057      --          19,001,419     --         --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-28 ____________________________________

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $11.50 plus $0.13 per $1,000 of the face amount for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Guaranteed Death Benefit, Policy Value Advances, Recovery Charge, Waiver of Selected Amount, Waiver of Monthly Deduction, Additional Insured, Primary Insured, Child Insurance and Accelerated Benefit. These deductions range from 0.27% to 0.35% and $0.01 to $326.09 per $1,000 of the face amount / benefit.

These charges are a reduction in unit values.

_____________________________________ SA-29 ____________________________________

                         REPORT OF INDEPENDENT AUDITORS
                    ---------------------------------------

To the Board of Directors and Stockholder of Fortis Benefits Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Fortis Benefits Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of Fortis (SA/NV) and Fortis N.V. at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/S/ PRICEWATERHOUSECOOPERS LLP
Minneapolis, Minnesota
February 20, 2004

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2003 AND 2002

                                                               DECEMBER 31,
                                                          -----------------------
                                                             2003         2002
                                                          -----------------------
                                                           (In thousands except
                                                                share data)
 ASSETS
   Investments:
   Fixed maturities available for sale, at fair
    value (amortized cost -- $3,227,043 in 2003 and
    $2,882,516 in 2002)                                   $3,452,299   $3,044,689
   Equity securities available for sale, at fair
    value (cost -- $199,287 in 2003 and $108,002 in
    2002)                                                    208,149      102,214
   Commercial mortgage loans on real estate, at
    amortized cost                                           634,615      578,517
   Policy loans, at amortized cost                            10,678       10,301
   Short-term investments, at amortized cost                  71,057      245,224
   Other investments                                          51,831       62,248
                                                          -----------------------
                                  TOTAL INVESTMENTS        4,428,629    4,043,193
                                                          -----------------------
   Cash and cash equivalents                                  29,176       49,575
   Premiums and accounts receivable, less
    allowances for doubtful accounts (2003 --
    $11,072; 2002 -- $11,482)                                 77,094       78,203
   Reinsurance recoverables                                1,210,299    1,151,186
   Accrued investment income                                  49,756       45,584
   Income tax receivable                                          --        8,258
   Deferred acquisition costs                                 92,117       71,171
   Property and equipment, at cost less accumulated
    depreciation                                               2,566        3,795
   Deferred income taxes, net                                 54,249      125,317
   Goodwill                                                  156,985      156,006
   Value of businesses acquired                               45,710       52,643
   Other assets                                               41,710       35,605
   Assets held in separate accounts                        3,516,070    3,126,978
                                                          -----------------------
                                       TOTAL ASSETS       $9,704,361   $8,947,514
                                                          -----------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2003 AND 2002

                                                           DECEMBER 31,
                                                      -----------------------
                                                         2003         2002
                                                      -----------------------
                                                       (In thousands except
                                                            share data)
 LIABILITIES
   Future policy benefits and expenses                $2,869,324   $2,657,445
   Unearned premiums                                      50,002       50,145
   Claims and benefits payable                         1,810,847    1,768,866
   Commissions payable                                    15,918       27,345
   Reinsurance balances payable                            5,138          628
   Funds held under reinsurance                              100           84
   Deferred gain on disposal of businesses               249,481      301,327
   Due to affiliates                                       3,478        3,842
   Accounts payable and other liabilities                141,309      176,628
   Income tax payable                                     22,112           --
   Liabilities related to separate accounts            3,516,070    3,126,978
                                                      -----------------------
                                  TOTAL LIABILITIES    8,683,779    8,113,288
                                                      -----------------------
 STOCKHOLDER'S EQUITY
   Common stock, $5 par value: authorized, issued
    and outstanding shares -- 1,000,000                    5,000        5,000
   Additional paid-in capital                            516,570      516,570
   Retained earnings                                     342,610      211,459
   Accumulated other comprehensive income                156,402      101,197
                                                      -----------------------
                         TOTAL STOCKHOLDER'S EQUITY    1,020,582      834,226
                                                      -----------------------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY   $9,704,361   $8,947,514
                                                      -----------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                            YEARS ENDED DECEMBER 31,
                                                      ------------------------------------
                                                         2003         2002         2001
                                                      ------------------------------------
                                                                 (In thousands)
 REVENUES
   Net earned premiums and other considerations       $1,705,681   $1,686,364   $1,533,521
   Net investment income                                 259,804      258,590      306,377
   Net realized gain (loss) on investments                 3,909      (45,801)     (34,327)
   Amortization of deferred gain on disposal of
    businesses                                            51,846       60,186       50,538
   Fees and other income                                  15,099       13,099       27,485
                                                      ------------------------------------
                                     TOTAL REVENUES    2,036,339    1,972,438    1,883,594
                                                      ------------------------------------
 BENEFITS, LOSSES AND EXPENSES
   Policyholder benefits                               1,284,723    1,304,765    1,237,189
   Amortization of deferred acquisition costs and
    value of business acquired                            52,001       47,793       55,936
   Underwriting, general and administrative
    expenses                                             502,873      475,007      427,636
                                                      ------------------------------------
                TOTAL BENEFITS, LOSSES AND EXPENSES    1,839,597    1,827,565    1,720,761
                                                      ------------------------------------
   Income before income taxes                            196,742      144,873      162,833
   Income taxes                                           66,613       44,225       55,474
                                                      ------------------------------------
                                         NET INCOME   $  130,129   $  100,648   $  107,359
                                                      ------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                               Accumulated
                                                     Additional                   Other
                                            Common    Paid-in     Retained    Comprehensive
                                            Stock     Capital     Earnings    Income (Loss)     Total
                                            ------------------------------------------------------------
                                                                   (In thousands)
                  BALANCE, JANUARY 1, 2001  $5,000   $ 645,757    $ 363,452     $(23,163)     $  991,046
  Dividends on common stock                    --           --     (300,000)          --        (300,000)
  Net deemed dividend to parent                       (129,187)          --                     (129,187)
Comprehensive income
  Net income                                   --           --      107,359           --         107,359
  Net change in unrealized gains on
   securities                                  --           --           --       50,920          50,920
  Foreign currency translation                 --           --           --          657             657
Total comprehensive income                                                                       158,936
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2001  5,000      516,570      170,811       28,414         720,795
                                            ------------------------------------------------------------
  Dividends on common stock                    --           --      (60,000)          --         (60,000)
Comprehensive income
  Net income                                   --           --      100,648           --         100,648
  Net change in unrealized gains on
   securities                                  --           --           --       74,696          74,696
  Foreign currency translation                 --           --           --       (1,913)         (1,913)
Total comprehensive income                                                                       173,431
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2002  5,000      516,570      211,459      101,197         834,226
                                            ------------------------------------------------------------
  Other                                        --           --        1,022           --           1,022
Comprehensive income
  Net income                                   --           --      130,129           --         130,129
  Net change in unrealized gains on
   securities                                  --           --           --       49,724          49,724
  Foreign currency translation                 --           --           --        5,481           5,481
Total comprehensive income                                                                       185,334
                                            ------------------------------------------------------------
                BALANCE, DECEMBER 31, 2003  $5,000   $ 516,570    $ 342,610     $156,402      $1,020,582
                                            ------------------------------------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                        DECEMBER 31, 2003, 2002 AND 2001

                                                             YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         2003          2002          2001
                                                      ---------------------------------------
                                                                  (In thousands)
 OPERATING ACTIVITIES
   Net income                                         $   130,129   $   100,648   $   107,359
   Adjustments to reconcile net income to net cash
    provided by operating activities:
   Change in reinsurance recoverable                      (59,107)      (24,284)       49,617
   Change in premiums and accounts receivables                865        39,124         2,890
   Depreciation and amortization                            1,125         1,253         2,769
   Change in deferred acquisition costs and value
    of businesses acquired                                 (9,031)      (15,322)      (19,057)
   Change in accrued investment income                     (3,828)        5,429        12,331
   Change in insurance policy reserves and
    liabilities                                           222,012       165,188       111,983
   Change in accounts payable and other liabilities       (36,088)       (4,919)      (25,580)
   Change in commissions payable                          (11,427)        5,854         8,638
   Change in reinsurance balances payable                   4,510        (4,875)        5,503
   Change in funds held under reinsurance                      16           (12)          (96)
   Amortization of deferred gain on disposal of
    businesses via reinsurance                            (51,846)      (60,186)      (50,538)
   Change in income taxes                                  72,719       (56,016)       16,202
   Net realized (gain)/loss on investments                 (3,909)       45,801        34,327
   Other                                                      393         1,106          (951)
                                                      ---------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES       256,533       198,789       255,397
                                                      ---------------------------------------
 INVESTING ACTIVITIES
   Sales of:
   Fixed maturities available for sale                    564,972     1,510,883     1,589,547
   Equity securities available for sale                    54,519     1,733,693     3,138,347
   Other invested assets                                   24,322         3,688        32,206
   Maturities, prepayments and scheduled redemption
    of:
   Fixed maturities available for sale                    307,594       280,859       136,383
   Purchase of:
   Fixed maturities available for sale                 (1,189,996)   (1,997,147)   (1,396,593)
   Equity securities available for sale                  (145,931)   (1,723,664)   (3,168,453)
   Other invested assets                                  (13,885)       (1,188)      (30,467)
   (Increase) decrease in commercial mortgage loans
    on real estate                                        (52,475)       76,810       119,519
   Decrease (increase) in short term investments          174,167       (11,573)     (114,545)
   (Increase) in policy loans                                (219)         (365)       (1,897)
   Net cash paid related to acquisition/sale of
    business                                                   --            --      (189,179)
                                                      ---------------------------------------
           NET CASH (USED IN) PROVIDED BY INVESTING
                                         ACTIVITIES   $  (276,932)  $  (128,004)  $   114,868
                                                      ---------------------------------------
 FINANCING ACTIVITIES
   Activities related to investment products:
   Considerations received                            $        --   $        --   $    43,713
   Surrenders and death benefits                               --            --       (79,329)
   Interest credited to policyholders                          --            --         7,174
   Dividends paid                                              --       (60,000)     (375,000)
   Other                                                       --            --         4,308
                                                      ---------------------------------------
              NET CASH USED IN FINANCING ACTIVITIES            --       (60,000)     (399,134)
                                                      ---------------------------------------
   Change in cash and cash equivalents                    (20,399)       10,785       (28,869)
   Cash and cash equivalents at beginning of period        49,575        38,790        67,659
                                                      ---------------------------------------
   Cash and cash equivalents at end of period         $    29,176   $    49,575   $    38,790
                                                      ---------------------------------------
 Supplemental information:
   Income taxes paid                                  $     7,702   $   112,791   $       317

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                       FORTIS BENEFITS INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                        DECEMBER 31, 2003, 2002 AND 2001

                                                       2003     2002        2001
                                                      ------------------------------
                                                              (In thousands)
 SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING
  ACTIVITIES:
 Non cash activities:
   Foreign currency translation                        5,481    (1,913)          657
   Assets and liabilities transferred in
    reinsurance transactions (Notes 3 and 4):
    Cessations of FFG in 2001:
   Non-cash assets (ceded) received:
   Compensation for ceded liabilities                     --        --      (500,000)
   Fixed maturities                                       --        --      (161,579)
   Other investments                                      --        --      (196,987)
   Capital gains on assets transferred                    --        --           582
   Other assets                                           --        --       (20,367)
   Deferred acquisition costs                             --        --      (441,555)
                                                      ------------------------------
             TOTAL VALUE OF ASSETS (CEDED) RECEIVED       --        --    (1,319,906)
                                                      ------------------------------
   Non-cash liabilities ceded (assumed):
   Ceding commission                                      --        --       500,000
   Future policy benefit reserves                         --        --     1,049,137
   Claim liabilities and dividends payable                --        --        14,928
   Unearned premium reserves                              --        --           241
   Separate accounts seed money liability                 --        --       (21,387)
   Other liabilities                                      --        --         1,515
   Proceeds reallocation                                  --        --       198,750
                                                      ------------------------------
                  TOTAL LIABILITIES CEDED (ASSUMED)       --        --     1,743,184
                                                      ------------------------------
   Deemed dividend to parent                              --        --      (198,750)
   Deferred tax asset                                     --        --        69,563
                                                      ------------------------------
   Net deemed dividend to parent                          --        --      (129,187)
                                                      ------------------------------
   Assumptions of Protective DBD in 2002 and 2001:
   Non-cash assets assumed:
   Goodwill and intangibles                               --    (3,796)      143,204
   Other assets                                           --     1,435        20,890
   Federal income tax recoverable                         --    (2,044)       77,110
                                                      ------------------------------
                               TOTAL ASSETS ASSUMED       --    (4,405)      241,204
                                                      ------------------------------
   Non-cash liabilities assumed
   Future policy benefit reserves                         --        --       (21,913)
   Unearned premium reserves                              --        --       (13,975)
   Claim liabilities and dividends payable                --       208       (15,068)
   Accrued expenses and other liabilities                 --    (2,500)      (28,245)
                                                      ------------------------------
                          TOTAL LIABILITIES ASSUMED       --    (2,292)      (79,201)
                                                      ------------------------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FORTIS BENEFITS INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003, 2002 AND 2001
(IN THOUSANDS EXCEPT SHARE DATA)

 -----------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Fortis Benefits Insurance Company (the "Company") is a provider of life and health insurance products. At December 31, 2003, the Company was an indirect wholly owned subsidiary of Fortis, Inc. ("Fortis"), which itself was an indirect, wholly owned subsidiary of Fortis (SA/NV) of Belgium and Fortis N.V of the Netherlands (collectively, the "Parent").

On February 5, 2004, the Parent sold approximately 65% of its ownership interest in Fortis. via an Initial Public Offering ("IPO"). In connection with the IPO, Fortis. was merged into Assurant, Inc., a Delaware corporation, which was formed solely for the purpose of the redomestication of Fortis. After the merger, Assurant, Inc. became the successor to the business, operations and obligations of Fortis. Assurant, Inc is traded on the New York Stock Exchange under the symbol AIZ.

The Company is incorporated in Minnesota and distributes its products in all states except New York. The Company's revenues are derived principally from group employee benefits products and from individual, group health and pre-need products. The Company offers insurance products, including life insurance policies, annuity contracts, and group life, accident and health insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates when recording transactions resulting from business operations based on information currently available. The most significant items on the Company's balance sheet that involve accounting estimates and actuarial determinations are goodwill, reinsurance recoverables, valuation of investments, deferred acquisition costs ("DAC"), liabilities for future policy benefits and expenses, and claims and benefits payable. The accounting estimates and actuarial determinations are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, and terminations by policyholders. As additional information becomes available or actual amounts are determinable, the recorded estimates will be revised and reflected in operating results. Although some variability is inherent in these estimates, the Company believes the amounts provided are reasonable.

Dollar amounts are presented in U.S. dollars and all amounts are in thousands except for number of shares and securities.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation. See notes 3 and 4 for acquisitions and dispositions of businesses.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and other comprehensive income, which includes foreign currency translation, unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain amounts in the 2002 and 2001 consolidated financial statements have been reclassified to conform to the 2003 presentation.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

INVESTMENTS

The Company's investment strategy is developed based on many factors including insurance asset and liability management, rate of return, maturity, credit risk, tax considerations and regulatory requirements.

Fixed maturities and equity securities are classified as available-for-sale and reported at fair value. Changes in fair values of available for sale securities, after related deferred income taxes and after adjustment for the changes in the pattern of amortization of deferred policy acquisition costs and participating policyholder dividends, are reported as accumulated other comprehensive income and, accordingly, have no effect on net income. The unrealized appreciation or depreciation in the fair value of available for sale securities is reported net of taxes that would have been required as a charge or credit to income had such unrealized amounts been realized.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. Allowances, if necessary, are established for mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate when such loans are determined to be in default as to scheduled payments. The change in the allowance for losses is recorded as realized gains and losses on investments. Such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or at the loan's observable market price, or the fair market value of the collateral if the loan is collateral dependent.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and highly liquid investments. These amounts are carried principally at cost, which approximates fair value.

The Company regularly monitors its investment portfolio to ensure that investments that may be other than temporarily impaired are identified in a timely fashion and properly valued, and that any impairments are charged against earnings in the proper period. The Company's methodology to identify potential impairments requires professional judgment. Changes in individual security values are monitored on a semi-monthly basis in order to identify potential problem credits. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch list, which is discussed at monthly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors or countries could result in additional write downs in future periods for impairments that are deemed to be other-than-temporary.

Realized gains and losses on sales of investments and declines in value judged to be other-than-temporary are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. Therefore, the retrospective method is used to adjust the effective yield.

DERIVATIVE INSTRUMENT

In August 2003, the Company began to utilize derivative instruments in managing the PreNeed segment's exposure to inflation risk. The derivative instrument, a Consumer Price Index Cap (the "CPI CAP"), limits the inflation risk on certain policies to a maximum of 5% and has a notional amount of $454,000 amortizing to zero over 20 years. The CPI CAP does not qualify under GAAP as an effective hedge; therefore, it is marked-to-market on a quarterly basis and the accumulated gain or loss is recognized in the results of operations in fees and other income. As of December 31, 2003, the CPI CAP included in other assets amounted to $8,800 and the income recorded in the results of operations totaled $100.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is accounted for over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An estimated allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

DEFERRED ACQUISITION COSTS (DAC)

The costs of acquiring new business, which vary with and are directly related to the production of new business, are deferred to the extent recoverable and amortized. For traditional and pre-need life insurance and long-term care products (included as accident and health products), such costs are amortized over the premium paying period. For interest sensitive and investment products, such costs are amortized in relation to expected future gross profits.

A premium deficiency is recognized by a charge to the statement of operations as a reduction of DAC to the extent that future policy premiums, including anticipation of interest income, are not adequate to recover all DAC and related claims, benefits and expenses. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, 7 years for furniture and 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset. Depreciation expense was $1,125, $1,253 and $1,243 for the years ended December 31, 2003, 2002 and 2001, respectively.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. The Company adopted Statement of Financial Accounting Standards No. 142 ("FAS 142"), Goodwill and Other Intangible Assets, as of January 1, 2002. Pursuant to FAS 142, goodwill is deemed to have an indefinite life and should not be amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied goodwill is less than the carrying amount, a write down is recorded. Prior to the adoption of FAS 142, goodwill was amortized over 20 years. Upon the adoption of FAS 142, the Company ceased amortizing goodwill. The measurement of fair value was determined based on a valuation report prepared by an independent valuation firm. The valuation was based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations. Through April 1, 2001, the Company received administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees were included in net earned premiums and other considerations in the consolidated statements of operations. Since April 1, 2001, all fees have been ceded to the Hartford Life Insurance and Annuity Company ("the Hartford") (see note 4).

The Company received mortality and expense risk fees from the separate accounts, deducted monthly cost of insurance charges, and received minimum death benefit guarantee fees along with issue and administrative fees from the variable life insurance separate accounts prior to the sale.

The Company made contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company made periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made. The risk associated with minimum business guarantees has been ceded to the Hartford as noted above.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of Fortis. Income tax expense or credits are allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a Tax Allocation Agreement.

Deferred income taxes reflect the net tax effects of temporary differences between the basis of assets and liabilities for financial statement purposes and for income tax purposes.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. The Company tests the intangible assets for impairment whenever circumstances warrant, but at least annually. If impairment exists, then excess of the unamortized balance over the fair value of the intangible assets will be charged to income at that time.

FOREIGN CURRENCY TRANSLATION

Assets and liabilities of foreign operations reported in other than U.S. dollars are translated at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments have been reflected in Stockholder's Equity under the caption "Accumulated other comprehensive income."

REVENUES AND FUTURE POLICY BENEFIT RESERVES

Premiums for traditional life insurance and pre-need life products are recognized as revenues when due over the premium-paying period. Reserves for future policy benefits are computed using the net level method and include investment yield, mortality, withdrawal, and other assumptions based on the Company's experience, modified as necessary to reflect anticipated trends and to include provisions for possible unfavorable deviations.

Revenues for interest sensitive and investment products consist of charges assessed against policy account balances during the period for the cost of insurance, policy administration, and surrender charges. Future policy benefit reserves are computed under the retrospective deposit method and consist of policy account balances before applicable surrender charges. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances. Interest crediting rates for universal life and investment products ranged from 3% to 7% in 2003, 3% to 10% in 2002 and 3% to 14% in 2001.

A portion of the Company's pre-need life products provide an increasing future benefit tied typically to the U.S. Consumer Price Index or a targeted growth rate established at management's discretion. All pre-need life products that have death benefit increases made at management's discretion are accounted for as interest-sensitive life products.

Premiums for accident and health insurance products, including medical, long-term and short-term disability and dental insurance products, are recognized as revenues ratably over the contract period in proportion to the risk insured. Reserves for future disability benefits are based on the 1987 Commissioners Group Disability Table. The valuation interest rate is the Single Premium Immediate Annuity valuation rate less 100 basis points. Claims in the first five years are modified based on the Company's actual experience.

CLAIMS AND BENEFITS PAYABLE

Other policy claims and benefits payable for reported and incurred but not reported claims and related claims adjustment expenses are determined using case-basis estimates and past experience. The methods of making such estimates and establishing the related liabilities are continually reviewed and updated. Any adjustments resulting there from are reflected in income currently.

GUARANTY FUND ASSESSMENTS

There are a number of insurance companies that are currently under regulatory supervision. This may result in future assessments to the Company by state guaranty fund associations to cover losses to policyholders of insolvent or rehabilitated companies. These assessments can be partially recovered through a reduction in future premium taxes in some states. The Company believes it has adequately provided for the impact of future assessments relating to current insolvencies.

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2002, the Financial Accounting Standards Board ("FASB") issued FAS 146, Accounting for Costs Associated with Exit or Disposal Activities ("FAS 146"). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force ("EITF") Issue 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit on Activity (Including Certain Costs Incurred in Restructuring ("EITF 94-3")). EITF 94-3 required accrual of liabilities related to exit and disposal activities at a plan (commitment) date. FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred. The provisions of this statement are effective for exit or disposal activities that are initiated after December 31, 2002. The Company adopted this Statement on January 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In November 2002, the FASB issued Interpretation 45, Guarantor's Accounting and Disclosure Requirements for Guarantees ("FIN 45"). FIN 45 requires that a liability be recognized at the inception of certain guarantees for the fair value of the obligation, including the ongoing obligation to stand ready to perform over the term of the guarantee. Guarantees, as defined in FIN 45, include contracts that contingently require the Company to make payments to a guaranteed party based on changes in an underlying obligation that is related to an asset, liability or equity security of the guaranteed party, performance guarantees, indemnification agreements and indirect guarantees of indebtedness of others. This new accounting standard is effective for certain guarantees issued or modified after December 31, 2002. In addition, FIN 45 requires certain additional disclosures. The Company adopted this standard on January 1, 2003, and the adoption did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB's Derivative Implementation Group ("DIG") released FAS 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangement and Debt Instrument that Incorporates Credit Risk Exposures that are Unrelated or Only Partially Related to the Creditworthiness of the obligor under those Instruments ("DIG B36"). DIG B36 addresses whether FAS 133 requires bifurcation of a debt instrument into a debt host contract and an embedded derivative if the debt instrument incorporates both interest rate risk and credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of that instrument. Under DIG B36, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index are examples of arrangements containing embedded derivatives requiring bifurcation. The Company adopted DIG B36 on October 1, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

In April 2003, the FASB issued FAS 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("FAS 149"). This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under FAS 133, Accounting for

Derivative Instruments and Hedging Activities. This Statement is effective prospectively for contracts entered into or modified after June 30, 2003 and prospectively for hedging relationships designated after June 30, 2003. The adoption of this standard did not have a material impact on the Company's financial position or the results of operations.

On July 7, 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics unique to insurance enterprises, including separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization benefits and sales inducements to contract holders. SOP 03-1 will be effective for the Company's consolidated financial statements on January 1, 2004. The Company assessed this statement and determined that the adoption of this statement will not have a material impact on the Company's financial position or the results of operations.

In January 2003, the FASB issued Interpretation 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of Accounting Research Bulletin No. 51 ("ARB 51"), which clarifies the consolidation accounting guidance in ARB 51, Consolidated Financial Statements, as it applies to certain entities in which equity investors who do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entities to finance their activities without additional subordinated financial support from other parties. Such entities are known as variable interest entities ("VIEs"). FIN 46 requires that the primary beneficiary of a VIE consolidate the VIE. FIN 46 also requires new disclosures for significant relationships with VIEs, whether or not consolidation accounting is either used or anticipated. The consolidation requirements of FIN 46 apply immediately to VIEs created after January 31, 2003, and to VIEs in which an enterprise holds a variable interest that was acquired after February 1, 2003. On October 8, 2003, the FASB deferred the adoption of FIN 46 until reporting periods ending after December 15, 2003. The adoption of this statement did not have a material impact on the Company's financial position or the results of operations.

3. MERGERS AND ACQUISITIONS

PIERCE NATIONAL LIFE INSURANCE COMPANY ("PNL")

On July 1, 2001, the Company completed a statutory merger in which Pierce National Life Insurance Company ("PNL"), a California insurance company, merged with and into the Company (the "Merger"). Immediately prior to the Merger, both the Company and PNL were indirect wholly owned subsidiaries of Fortis. The Merger was completed as part of an internal reorganization being effected by Fortis with respect to certain of its life and health insurance companies. This transaction was accounted for at historical cost, similar to pooling of interests. The results of operations for PNL have been included as of January 1, 2001.

DENTAL BENEFITS DIVISION ("DBD") OF PROTECTIVE LIFE CORPORATION ("PROTECTIVE")

On December 31, 2001, the Company purchased ("the Purchase") the Dental Benefits Division of Protective Life Corporation ("Protective"). The Purchase included group dental, group life and group disability insurance products. The Company entered into a reinsurance agreement with Protective for these insurance products on a 100% co-insurance basis and performs administration services for such insurance products. The transaction was accounted for under the purchase method. Consequently, the purchase price was allocated to assets acquired and liabilities assumed based on the relative fair values. The Company assumed approximately $75,000 of reserves, $244,000 of assets including $147,000 of goodwill and intangibles and paid cash of approximately $169,000. During 2002, the Company finalized its purchase price allocation and allocated $28,800 to intangible assets, net of deferred income taxes of $10,060. The results of operations of the business acquired have been included in the consolidated financial statements since the date of acquisition.

4. DISPOSITIONS

FORTIS FINANCIAL GROUP ("FFG")

On April 2, 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its Fortis Financial Group ("FFG") division. FFG includes, among other blocks of business, certain individual life insurance policies and annuity contracts (collectively, the "Insurance Contracts") written by the Company. Certain of the Insurance Contracts permit investment in, among other investment options, various series of the Fortis Series Fund.

To execute the sale as it relates to the Company, the Hartford reinsured the Insurance Contracts on a 100% coinsurance basis (or 100% modified coinsurance basis for the Separate Accounts block) and agreed to administer the Insurance Contracts going forward. The Company received in connection with the sale an aggregate consideration of approximately $500,000 from the Hartford. The reinsurance contracts did not legally replace the Company as the insurer to policyholders or extinguish the Company's liabilities to its policyholders. The reserves for this block of business are included in the Company's reserves, see
Note 9. The deferred gain is being amortized over the remaining estimated life of the underlying business. The amortization of the deferred gain is more rapid in the first few years after sale and will be slower as the liabilities in the reinsured block decrease. During 2003, 2002 and 2001, the Company recognized pre-tax income of approximately $51,501, $58,227, and $47,928, respectively, reflecting the amortization of a portion of the deferred gain in the results of operations.

5. INVESTMENTS

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2003 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  564,124       $ 15,429        $(1,374)       $  578,179
States, municipalities and political subdivisions             30,089            999             --            31,088
Foreign governments                                           90,068          7,796            (90)           97,774
Public utilities                                             396,447         33,930           (195)          430,182
All other corporate bonds                                  2,146,315        172,407         (3,646)        2,315,076
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $3,227,043       $230,561        $(5,305)       $3,452,299
                                                          ----------------------------------------------------------
EQUITY SECURITIES
COMMON STOCKS:
Banks, trusts and insurance companies                             --             32             --                32
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                            199,287          8,934           (104)          208,117
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  199,287       $  8,966        $  (104)       $  208,149
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities and equity securities at December 31, 2002 were as follows:

                                                           Cost or          Gross           Gross
                                                          Amortized       Unrealized      Unrealized
                                                             Cost           Gains           Losses        Fair Value
                                                          ----------------------------------------------------------
FIXED MATURITIES
BONDS:
United States Government and government agencies
 and authorities                                          $  554,369       $ 24,912        $    (11)         579,270
States, municipalities and political subdivisions             28,170            716              (2)          28,884
Foreign governments                                           65,274          8,178             (23)          73,429
Public utilities                                             348,456         22,595          (5,028)         366,023
All other corporate bonds                                  1,886,247        128,918         (18,082)       1,997,083
                                                          ----------------------------------------------------------
                           TOTAL FIXED MATURITIES         $2,882,516       $185,319        $(23,146)      $3,044,689
                                                          ----------------------------------------------------------
EQUITY SECURITIES
NON-REDEEMABLE PREFERRED STOCKS:
Non-sinking fund preferred stocks                         $  108,002       $  2,617        $ (8,405)      $  102,214
                                                          ----------------------------------------------------------
                          TOTAL EQUITY SECURITIES         $  108,002       $  2,617        $ (8,405)      $  102,214
                                                          ----------------------------------------------------------

The amortized cost and fair value of fixed maturities at December 31, 2003 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                     Amortized
                                                                        Cost          Fair Value
                                                                     ---------------------------
Due in one year or less                                              $   24,471       $   25,096
Due after one year through five years                                   390,353          420,516
Due after five years through ten years                                  971,603        1,039,626
Due after ten years                                                   1,171,731        1,287,675
                                                       TOTAL          2,558,158        2,772,913
Mortgage and asset backed securities                                    668,885          679,386
                                                                     ---------------------------
                                                       TOTAL         $3,227,043       $3,452,299
                                                                     ---------------------------

Gross gains of $20,718, $69,152, and $48,963 and gross losses of $7,783, $76,629 and $74,264 were realized on these sales in 2003, 2002 and 2001, respectively.

Major categories of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                     ------------------------------
                                                                       2003       2002       2001
                                                                     ------------------------------
Fixed maturities                                                     $195,500   $200,458   $217,535
Equity securities                                                      12,097     10,364     16,967
Commercial mortgage loans on real estate                               49,940     52,392     65,524
Policy loans                                                              588        575      2,156
Short-term investments                                                  1,363        728        922
Other investments                                                       8,592      1,932      9,428
Cash and cash equivalents                                                 198         21         17
Investment expenses                                                    (8,474)    (7,880)    (6,172)
                                                                     ------------------------------
                                       NET INVESTMENT INCOME         $259,804   $258,590   $306,377
                                                                     ------------------------------

The net realized gains (losses) recorded in income for 2003, 2002 and 2001 are summarized as follows:

                                                                       Years Ended December 31,
                                                                     ----------------------------
                                                                      2003      2002       2001
                                                                     ----------------------------
Fixed maturities                                                     $5,014   $(50,698)  $(35,594)
Equity securities                                                      (127)     3,981     (6,467)
                                                                     ----------------------------
                                 TOTAL MARKETABLE SECURITIES          4,887    (46,717)   (42,061)
Real estate                                                              --        917      7,810
Other                                                                  (978)        (1)       (76)
                                                                     ----------------------------
                                                       TOTAL         $3,909   $(45,801)  $(34,327)
                                                                     ----------------------------

The Company recorded $8,048, $39,240 and $16,760 of pre-tax realized losses in 2003, 2002 and 2001, respectively, associated with other-than-temporary declines in value of available for sale securities.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At
December 31, 2003, approximately 49% of the outstanding principal balance of commercial mortgage loans were concentrated in the states of California, New York, Connecticut, Pennsylvania and Florida. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $55 to $9,350 at December 31, 2003. The mortgage loan balance is net of an allowance for losses of $13,287 and $13,228 at December 31, 2003 and 2002, respectively.

The Company had fixed maturities carried at $188,785 and $57,353 at December 31, 2003 and 2002, respectively, on deposit with various governmental authorities as required by law.

SECURITY LENDING

The Company engages in transactions in which fixed maturities, especially bonds issued by the United States Government and Government agencies and authorities, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent plus interest, is received in the form of cash or marketable securities and is held by a custodian for the benefit of the Company. The Company monitors the fair value of securities loaned and the collateral received on a daily basis, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent that the loaned securities are not returned and the value of the collateral is less than the market value of the securities loaned. Management believes such an event is unlikely. At December 31, 2003 and 2002, securities with a fair value of $376,234 and $301,065 respectively, were on loan to select brokers.

6. INCOME TAXES

The Company and its subsidiary are subject to U.S. tax and is part of a U.S. consolidated federal income tax return with its parent Fortis, Inc. Information about current and deferred tax expense follows:

                                                                          Years Ended December 31,
                                                                     ----------------------------------
                                                                      2003         2002          2001
                                                                     ----------------------------------
Current expense:
  Federal                                                            $20,400      $20,320      $ 81,366
  Foreign                                                              2,821          485         3,330
                                                                     ----------------------------------
                                       TOTAL CURRENT EXPENSE          23,221       20,805        84,696
Deferred expense (benefit)
  Federal                                                             43,914       23,420       (29,222)
  Foreign                                                               (522)          --            --
                                                                     ----------------------------------
                            TOTAL DEFERRED EXPENSE (BENEFIT)          43,392       23,420       (29,222)
                                                                     ----------------------------------
                                    TOTAL INCOME TAX EXPENSE         $66,613      $44,225      $ 55,474
                                                                     ----------------------------------

The provision for foreign taxes includes amounts attributable to income from U.S. possessions that are considered foreign under U.S. tax laws. International operations of the Company are subject to income taxes imposed by the jurisdiction in which they operate.

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                             December 31,
                                                                     -----------------------------
                                                                       2003         2002      2001
                                                                     -----------------------------
Federal income tax rate:                                                  35.0%     35.0%     35.0%
Reconciling items:
  Dividends received deduction                                            (1.5)     (0.5)     (1.8)
  Permanent nondeductible expenses                                         0.4      (0.2)      0.4
  Adjustment for deferred liabilities                                     (0.9)      --         --
  Goodwill                                                                 0.5       --        0.3
  Other                                                                    0.4      (3.8)      0.2
                                                                     -----------------------------
                                  EFFECTIVE INCOME TAX RATE:              33.9%     30.5%     34.1%
                                                                     -----------------------------

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                                          December 31,
                                                                     ----------------------
                                                                       2003          2002
                                                                     ----------------------
Deferred tax assets:
  Policyholder and separate account reserves                         $ 18,974      $ 27,478
  Accrued liabilities                                                  13,067        16,207
  Investment adjustments                                               14,527        15,857
  Deferred acquisition costs                                           12,606        20,316
  Other assets                                                         77,011       100,254
                                                                     ----------------------
                                   GROSS DEFERRED TAX ASSETS          136,185       180,112
                                                                     ----------------------
Deferred tax liabilities:
  Unrealized gains on fixed maturities and equities                    81,936        54,795
                                                                     ----------------------
                              GROSS DEFERRED TAX LIABILITIES           81,936        54,795
                                                                     ----------------------
Net deferred income tax asset                                        $ 54,249      $125,317
                                                                     ----------------------

Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's "gain from operations" was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." Amounts in this account only become taxable upon the occurrence of certain events. The approximate amount in this account was $12,145 at December 31, 2003 and 2002, respectively. Deferred taxes have not been provided on amounts in this account since the Company neither contemplates any action nor foresees any events occurring that would create such tax.

At December 31, 2003, the Company and its subsidiaries had capital loss carryforwards for U.S. federal income tax purposes. Capital loss carryforwards total $36,893 and will all expire in 2007 if unused.

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5 per share. All the shares are issued and outstanding as of December 31, 2003, 2002, and 2001. All the outstanding shares at December 31, 2003 are owned by Fortis (see Note 1). The Company paid dividends of $0, $60,000 and $300,000 at December 31, 2003, 2002 and 2001,
respectively.

The maximum amount of dividends which can be paid by the State of Minnesota insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
8).

8. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce.

The principal differences between statutory accounting principles (SAP) and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; and 7) certain assets are not admitted for purposes of determining surplus under SAP.

The Company's statutory net income and capital and surplus are as follows:

                        Years Ended and at December 31,
                       ---------------------------------
                         2003        2002        2001
                       ---------------------------------
Statutory Net Income   $121,896    $111,378    $(48,150)
                       ---------------------------------
Statutory Capital and
Surplus                $560,896    $503,324    $485,031
                       ---------------------------------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2003, the Company declared no dividends. In 2002, the Company declared and paid dividends of $60,000, all of which were ordinary. The Company paid $375,000 during 2001, $75,000 of which was declared in 2000. The Company has the ability, under state regulatory requirements, to dividend up to $131,000 to its parent in 2004.

In 1998, the NAIC adopted codified statutory accounting practices (Codification) effective January 1, 2001. Codification changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification required adoption by the various states before it became the prescribed statutory basis of accounting for insurance companies domesticated within those states. Minnesota adopted Codification effective January 1, 2001. The cumulative effect of all changes resulting from the Codification guidance was recorded as a direct adjustment to statutory surplus on January 1, 2001. The effect of the adoption was an increase to statutory surplus of $33,501 due primarily to deferred taxes.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                               2003             2002
                            ---------------------------
Ceded future policy
 holder benefits and
 expense                    $1,132,484       $1,065,000
Ceded unearned
 premium                        19,898           19,991
Ceded claims and
 benefits payable               40,459           57,259
Ceded paid losses
 recoverable                    17,458            8,936
                            ---------------------------
                TOTAL       $1,210,299       $1,151,186
                            ---------------------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                  Years Ended December 31,
                          -------------------------------------------------------------------------
                                         2003                                  2002
                          -----------------------------------   -----------------------------------
                            Long        Short                     Long        Short
                          Duration     Duration      Total      Duration     Duration      Total
                          -------------------------------------------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS            $ 523,173   $1,293,519   $1,816,692   $ 630,036   $1,185,372   $1,815,408
premiums assumed             23,335      194,222      217,557      30,431      249,311      279,742
premiums ceded             (304,638)     (23,930)    (328,568)   (384,547)     (24,239)    (408,786)
                          -------------------------------------------------------------------------
Net earned premiums and
other considerations      $ 241,870   $1,463,811   $1,705,681   $ 275,920   $1,410,444   $1,686,364
                          -------------------------------------------------------------------------
GROSS POLICYHOLDER
BENEFITS                  $ 843,127   $  854,965   $1,712,520   $ 960,342   $  860,953   $1,821,295
benefits assumed             48,478      173,261      221,739      49,893      187,781      237,674
benefits ceded             (635,745)     (13,791)    (649,536)   (741,424)     (12,780)    (754,204)
                          -------------------------------------------------------------------------
Net policyholder
benefits                  $ 255,860   $1,028,863   $1,284,723   $ 268,811   $1,035,954   $1,304,765
                          -------------------------------------------------------------------------

                                 Years Ended December 31,
                          --------------------------------------
                                           2001
                          --------------------------------------
                             Long         Short
                           Duration      Duration       Total
                          --------------------------------------
GROSS EARNED
PREMIUMS AND OTHER
CONSIDERATIONS            $   762,825   $1,227,156   $ 1,989,981
premiums assumed               42,778       13,721        56,499
premiums ceded               (501,700)     (11,259)     (512,959)
                          --------------------------------------
Net earned premiums and
other considerations      $   303,903   $1,229,618   $ 1,533,521
                          --------------------------------------
GROSS POLICYHOLDER
BENEFITS                  $ 1,730,617   $  932,312   $ 2,662,929
benefits assumed               61,551       13,697        75,248
benefits ceded             (1,497,510)      (3,478)   (1,500,988)
                          --------------------------------------
Net policyholder
benefits                  $   294,658   $  942,531   $ 1,237,189
                          --------------------------------------

The Company had $112,027 of assets held in trusts as of December 31, 2003 for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk to minimize this exposure. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as on developing strong relationships with the Company's reinsurance partners for the sharing of risks.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses, such as the disposal of FFG (see note 4). Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected as separate accounts in the Company's balance sheet.

The reinsurance recoverable from the Hartford was $890,592 and $903,655 as of December 31, 2003 and 2002, respectively. The Company would be responsible to administer this business in the event of a default by the reinsurer. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate accounts relating to the business sold if such value declines. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its long term care insurance operations to John Hancock Life Insurance Company (John Hancock). Reinsurance recoverable from John Hancock was $239,621 and $152,833 as of December 31, 2003 and 2002, respectively.

10. RESERVES

The following table provides reserve information by major lines of business as of:

                                            December 31, 2003                       December 31, 2002
                                  -------------------------------------   -------------------------------------
                                  Future Policy              Claims and   Future Policy              Claims and
                                  Benefits and    Unearned    Benefits    Benefits and    Unearned    Benefits
                                    Expenses      Premiums    Payable       Expenses      Premiums    Payable
                                  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
Pre-funded funeral life
  insurance policies and annuity
  contracts                        $1,471,865     $ 2,042    $    5,792    $1,318,202     $ 1,890    $    5,833
Life insurance no longer offered      304,773         715         1,788       311,238         757         2,269
FFG and other disposed
  businesses                        1,088,799      19,257        22,159     1,023,004      19,326        14,158
All other                               3,887         521         3,819         5,001       1,307         6,102
SHORT DURATION CONTRACTS:
Group term life                            --      12,375       368,873            --      10,638       426,730
Group disability                           --       3,830     1,313,014            --       3,844     1,216,786
Medical                                    --      11,219        38,108            --       8,372        32,549
Dental                                     --          --        34,881            --       3,985        39,964
Other                                      --          43        22,413            --          26        24,475
                                  -----------------------------------------------------------------------------
                           TOTAL   $2,869,324     $50,002    $1,810,847    $2,657,445     $50,145    $1,768,866
                                  -----------------------------------------------------------------------------

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of pre-funded funeral life insurance policies and annuity contracts, certain medical policies, life insurance policies no longer offered and annuities no longer offered and FFG and other disposed business.

A description of the disposal of FFG can be found in the dispositions footnote (see note 4). The reserves for these blocks of business are included in the Company's reserves in accordance with FAS 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 9).

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, certain medical and dental and all other.

The disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2003 and 2002 liabilities include $1,301,790 and $1,205,187, respectively of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2003 and 2002 are $419,983 and $438,752, respectively.

11. FAIR VALUE DISCLOSURES

Statement of Financial Accounting Standards No. 107, Disclosures About Fair Value of Financial Instruments ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the consolidated balance sheets. In the measurement of the fair value of certain financial instruments, if quoted market prices were not available other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

Cash, cash equivalents and short-term investments: the carrying amount reported approximates fair value because of the short maturity of the instruments.

Fixed maturity securities: the fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Equity securities: fair value of equity securities and non-sinking fund preferred stocks is based upon quoted market prices.

Commercial mortgage loans and policy loans: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans are reported in the balance sheets at amortized cost, which approximates fair value.

Other investments: the fair values of joint ventures are calculated based on fair market value appraisals. The carrying amounts of the remaining other investments approximate fair value.

Policy reserves under investment products: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

Separate account assets and liabilities: separate account assets and liabilities are reported at their estimated fair values in the balance sheet.

Other assets: a derivative instrument, the CPI CAP, is recorded in other assets. The fair value of this derivative is based upon quoted market prices.

                                                          December 31, 2003             December 31, 2002
                                                     ---------------------------   ---------------------------
                                                     Carrying Value   Fair Value   Carrying Value   Fair Value
                                                     ---------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                              $   29,176     $   29,176     $   46,819     $   46,819
Fixed maturities                                        3,452,299      3,452,299      3,044,689      3,044,689
Equity securities                                         208,149        208,149        102,214        102,214
Commercial mortgage loans on real estate                  634,615        694,890        578,517        656,268
Policy loans                                               10,678         10,678         10,301         10,301
Short-term investments                                     71,057         71,057        245,224        245,224
Other investments                                          51,831         51,831         62,248         62,248
Other assets                                                8,800          8,800             --             --
Assets held in separate accounts                        3,516,070      3,516,070      3,126,978      3,126,978
FINANCIAL LIABILITIES
Policy reserves under investment products
(Individual and group annuities, subject to
discretionary withdrawal)                              $  564,540     $  556,524     $  436,123     $  430,199
Liabilities related to separate accounts                3,516,070      3,516,070      3,126,978      3,126,978

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

12. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Company is an indirect wholly-owned subsidiary of Fortis, which sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. Fortis's pension plan funding policy is to contribute annually the maximum amount that can be deducted for federal income tax purposes, and to charge each subsidiary an allocable amount based on its employee census. Pension cost allocated to the Company amounted to approximately $6,329, $3,640 and $4,114 for 2003, 2002 and 2001, respectively.

The Company participates in a contributory profit sharing plan, sponsored by Fortis, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $5,214, $5,344 and $5,216 for 2003, 2002 and 2001, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by Fortis. Health care benefits, either through a Fortis sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993.

There were no net postretirement benefit costs allocated to the Company for the years ended December 31, 2003, 2002 and 2001. The Company made contributions to the postretirement benefit plans of approximately $1,961, $2,275 and $1,049 in 2003, 2002 and 2001, respectively, as claims were incurred. During 2003, 2002 and 2001 the Company incurred expenses related to retirement benefits of $2,247, $1,223 and $1,369, respectively.

13. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                                      December 31,
                                                              -----------------------------
                                                               2003      2002       2001
                                                              -----------------------------
Beginning Balance                                             $71,171   $47,093   $ 453,361
Costs deferred                                                 61,030    63,116      74,164
Amortization                                                  (44,535)  (39,099)    (45,315)
Recovery of acquisition costs on FFG and other reinsurance         --        --    (433,542)
Foreign currency translation                                    4,451        61          --
Other                                                              --        --      (1,575)
                                                              -----------------------------
                                              ENDING BALANCE  $92,117   $71,171   $  47,093
                                                              -----------------------------

14. GOODWILL AND VALUE OF BUSINESS ACQUIRED

Information about goodwill and value of business acquired (VOBA) follows:

                                            Goodwill for the Year Ended       VOBA for the Year Ended
                                                    December 31,                   December 31,
                                           ------------------------------   ---------------------------
                                             2003       2002       2001      2003      2002      2001
                                           ------------------------------------------------------------
Beginning Balance                          $156,006   $147,972   $     --   $52,643   $61,312   $79,946
Amounts acquired                                 --         --    149,592        --        --        --
Amortization, net of interest accrued            --         --     (1,620)   (7,466)   (8,694)  (10,621)
Adjustment related to FFG sale                   --         --         --        --        --    (8,013)
Adjustment related to foreign currency
translation                                   1,246         52         --       533        --        --
Final PGAAP Adj. on Protective
Purchase & Other                               (267)     7,982         --        --        25        --
                                           ------------------------------------------------------------
                           ENDING BALANCE  $156,985   $156,006   $147,972   $45,710   $52,643   $61,312
                                           ------------------------------------------------------------

As of December 31, 2003, the majority of the outstanding balance of VOBA is in the Company's PreNeed segment. VOBA in this segment assumes an interest rate ranging from 6.5% to 7.5%.

At December 31, 2003 the estimated amortization of VOBA for the next five years is as follows:

Year                               Amount
----                               ------
2004                               6,209
2005                               5,240
2006                               4,479
2007                               3,787
2008                               2,993

15. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                         Unrealized Gains
                                                      Foreign Currency     (Losses) on      Accumulated Other
                                                        Translation      Securities, Net      Comprehensive
                                                         Adjustment           of Tax          Income (Loss)
                                                      -------------------------------------------------------
Balance at December 31, 2000                              $    --            $(23,163)          $(23,163)
Activity in 2001                                              657              50,920             51,577
                                                      -------------------------------------------------------
Balance at December 31, 2001                                  657              27,757             28,414
Activity in 2002                                           (1,913)             74,696             72,783
                                                      -------------------------------------------------------
Balance at December 31, 2002                               (1,256)            102,453            101,197
Activity in 2003                                            5,481              49,724             55,205
                                                      -------------------------------------------------------
Balance at December 31, 2003                              $ 4,225            $152,177           $156,402
                                                      -------------------------------------------------------

16. RELATED PARTY TRANSACTIONS

The Company receives various services from Fortis and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to Fortis, Inc. for these services for years ended December 31, 2003, 2002 and 2001, were $15,518, $15,406 and $9,332, respectively. Information technology expenses were $11,048, $8,711 and $10,436 for years ended December 31, 2003, 2002 and 2001, respectively.

In conjunction with the marketing of its fixed and variable annuity and variable life products, the Company paid $0, $0 and $19,313 in commissions to its affiliate, Fortis Investors, Inc., for the years ended December 31, 2003, 2002 and 2001, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on a separate company basis.

The Company assumes pre-funded funeral business from its affiliate, United Family Life Insurance Company (UFL). The Company has assumed premium from UFL of $19,332, $25,048 and $35,919 in 2003, 2002 and 2001, respectively. The Company assumed $632,716 and $665,081 of reserves in 2003 and 2002, respectively, from UFL.

The Company assumes group disability business from its affiliate, First Fortis Life Insurance Company (First Fortis). The Company has assumed $5,847, $6,705 and $6,622 of premium from First Fortis in 2003, 2002 and 2001, respectively. The Company has assumed $22,096 and $21,905 of reserves in 2003 and 2002, respectively, from First Fortis.

17. SUBSEQUENT EVENTS

In connection with the IPO (see Note 1) the board of directors of Assurant, Inc. approved certain employee benefit programs. The Company's intercompany allocations will be impacted by the following changes:

2004 LONG-TERM INCENTIVE PLAN

The 2004 Long-Term Incentive Plan was effective on February 5, 2003. The 2004 Long-Term Incentive Plan authorizes the granting of awards to employees, officers, and directors in the following forms: (1) options to purchase shares of Assurant's common stock, which may be non-statutory stock options or incentive stock options under the U.S. tax code; (2) stock appreciation rights, which give the holder the right to receive the difference between the fair market value per share on the date of exercise over the grant price;
(3) performance awards, which are payable in cash or stock upon the attainment of specified performance goals; (4) restricted stock, which is subject to restrictions on transferability and subject to forfeiture on terms set by the Compensation Committee; (5) dividend equivalents, which entitle the participant to payments equal to any dividends paid on the shares of stock underlying an award; and (6) other stock-based awards in the discretion of the Compensation Committee, including unrestricted stock grants.

There are 10,000,000 shares reserved and available for issuance under the plan.

Under the plan, 68,976 shares of common stock of Assurant, Inc. were granted to certain officers of Assurant, Inc. on February 5, 2004. Any awards will be made at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to the 2004 Long-Term Incentive Plan in the future.

2004 EMPLOYEE STOCK PURCHASE PLAN

The 2004 Employee Stock Purchase Plan will go into effect on or about July 1, 2004. The purpose of the stock purchase plan is to enhance the proprietary interest among the employees of Assurant, Inc. The stock purchase plan is designed to allow eligible employees to purchase discounted shares of the Assurant's common stock, at defined intervals, with their accumulated payroll deductions. Employees are eligible to participate if they are designated by the Compensation Committee and if they are customarily employed for at least 20 hours per week and five months per calendar year, and provided they have served as an employee for at least six months. A total of 5,000,000 shares of Assurant's common stock have been reserved for issuance under the stock purchase plan.

EXECUTIVE MANAGEMENT INCENTIVE PLAN

The Executive Management Incentive Plan went into effect January 1, 2004. Participation in the Executive Management Incentive Plan is limited to senior officers of Assurant, Inc. and its subsidiaries who are selected to participate in the plan for a given year by the Compensation Committee. The plan provides for the payment of annual monetary awards to each participant equal to a percentage of such participant's base salary based upon the achievement of certain designated performance goals.

The amount of awards under the plan will be determined at the discretion of the Compensation Committee. Therefore, it is not presently possible to determine the benefits or amounts that will be received by any individuals or groups pursuant to this plan.

Amendment to Assurant Appreciation Incentive Rights Plan ("AAIR Plan")

The AAIR Plan was amended to provide for the cash-out and replacement of Assurant, Inc. incentive rights with stock appreciation rights on the Assurant, Inc. common stock. The business segment rights outstanding under the plan were not changed or effected. The conversion of outstanding Assurant, Inc. incentive rights occurred as described in this paragraph. The Assurant, Inc. incentive rights were valued as of December 31, 2003 using a special valuation method, as follows. The measurement value of each Assurant, Inc. incentive right as of December 31, 2002, was adjusted to reflect dividends paid by

Assurant, Inc., consistent with past practices; such adjusted value was then multiplied by the arithmetic average of the change during calendar year 2003 in the Dow Jones Life Insurance Index, the Dow Jones Property Casualty Index, and the Dow Jones Healthcare Providers Index; and the result became the measurement value of a Assurant, Inc. incentive rights as of December 31, 2003.

On January 18, 2004, each Assurant, Inc. incentive right then outstanding under the plan was cashed out for a cash payment equal to the difference, if any, between the measurement value of the Assurant, Inc. incentive rights as of December 31st immediately preceding the date of grant, and the measurement value of that right determined as of December 31, 2003, pursuant to the special valuation. Each outstanding Assurant, Inc. incentive right, whether or not vested, was cancelled effective as of the date it was cashed out. Following the cash-out and cancellation of Assurant, Inc. incentive rights, Assurant, Inc. granted to each participant whose rights were cashed out a number of stock appreciation rights on Assurant's common stock (referred to as "replacement rights"). The number of replacement rights granted to a participant was equal
(1) the measurement value of the participant's cashed-out Assurant, Inc. incentive rights, divided by (2) the IPO price of $22 a share. Each replacement right that replaces a vested cashed-out right was vested immediately, and each replacement right that replaces a non-vested cashed-out right will become vested on the vesting date for the corresponding cashed-out right, but no replacement right, whether or not vested, may be exercised sooner than one year from the closing date of the IPO. After that waiting period, each replacement right will be exercisable for the remaining term of the corresponding cancelled right.

18. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2003, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2004                                        10,003
2005                                         8,704
2006                                         7,343
2007                                         6,395
2008                                         5,651
Thereafter                                  11,640
                                          --------
      TOTAL MINIMUM FUTURE LEASE PAYMENT  $ 49,736
                                          --------

Rent expense was $1,048, $978 and $761 for 2003, 2002 and 2001 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                    PART C

                                OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)

         (b)  Not Applicable.

         (c)  Principal Underwriter and Servicing Agreement.(1)

         (d)  Form of Variable Life Insurance Policy.(2)

         (e)  Form of Application for Variable Life Insurance Policy.(1)

         (f)  Articles of Incorporation of Fortis3 and Bylaws of Fortis(3)

         (g)  Form of Reinsurance Contract.(3)

         (h)  Form of Participation Agreement.(3)

         (i)  Not Applicable.

         (j)  Not Applicable.

         (k) Opinion and consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

         (l)  Not Applicable.

         (m)  Not Applicable.

         (n)  (1) Consent of PricewaterhouseCoopers LLP, Independent
                  Accountants.

              (2) Consent of Deloitte & Touche LLP.

         (o)  No financial statement will be omitted.

         (p)  Not Applicable.

         (q)  Memorandum describing transfer and redemption procedures.(4)

         (r)  Copy of Power of Attorney.

         (s)  Organizational Chart.(5)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement File No. 33-28551 filed with the Commission on April 29, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243 filed with the Commission on May 29, 1996.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-79701 filed with the Commission on April 5, 2004.

Item 28.  Officers and Directors.

----------------------------------------------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
----------------------------------------------------------------------------------------------------
Robert Brian Pollock (1)                     President, and Chief Executive Officer

Benjamin Cutler (1)                          Executive Vice President

Michael John Peninger (2)                    Executive Vice President (President - Group
                                             Nonmedical), Director

J. Kerry Clayton (1)                         Chairman of the Board, Director

Alan W. Feagin (3)                           Director

Lesley G. Silvester (1)                      Director

Larry M. Cains (1)                           Treasurer

(1)  Address: Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address: 2323 Grand Avenue, Kansas City, MO 64108.

(3)  Address: 10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 27, Exhibit 27(s).

Item 30: Indemnification

         Fortis Benefit's By-Laws provide for indemnity and payment of expenses of Fortis Benefits's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Minnesota law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

         There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

         First Fortis Life Insurance Company - Separate Account A
         Fortis Benefits Insurance Company - Variable Account C
         Fortis Benefits Insurance Company - Variable Account D

         (b) Officers and Directors of Woodbury Financial Services, Inc.:

         NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
         -----------------------------------                 -----
         Robert Kerzner**                                    Director, Chief Executive Officer and President
         Richard Fergesen*                                   Chief Financial Officer, Treasurer and Financial
                                                             Principal
         Walter White*                                       Director, Senior Vice President of Operations
                                                             and Operations Principal
         Brian Murphy*                                       Vice President
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah Harding*                                      Assistant Secretary

---------

*    Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**   200 Hopmeadow Street, Simsbury CT 06089

         (c) None.

Item 32. Location of Accounts and Records

The accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Fortis Benefits Insurance Company:                        576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

Item 33. Management Services

         Effective April 1, 2001, Fortis contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Fortis remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Fortis.

Item 34. Representation of Reasonableness of Fees

         Fortis hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Fortis.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 26th day of April, 2004.

FORTIS BENEFITS INSURANCE COMPANY
VARIABLE ACCOUNT C
(Registrant)

By: Robert B. Pollock                                *By: /s/ Marianne O'Doherty
    ----------------------------------                    ----------------------
    Robert B. Pollock, President*                             Marianne O'Doherty
                                                              Attorney-In-Fact

FORTIS BENEFITS LIFE INSURANCE COMPANY
(Depositor)

By: Robert B. Pollock
    ----------------------------------
    Robert B. Pollock, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

J. Kerry Clayton
    Chairman of the Board*
Alan W. Feagin
    Director*
Robert Brian Pollock                                 *By: /s/ Marianne O'Doherty
    President and Director                                ----------------------
    Chief Executive Officer*                                  Marianne O'Doherty
Michael John Peninger                                         Attorney-in-Fact
    Director*
Larry M. Cains                                       Date:  April 26, 2004
    Treasurer, Principal Accounting
    Officer, and Principal Financial Officer*
Lesley G. Silvester
    Director*



33-28551

                                  EXHIBIT INDEX


27(k) Opinion and Consent of Douglas R. Lowe, corporate counsel of Fortis Benefits Insurance Company.

27(n)(1)   Consent of PricewaterhouseCoopers LLP, Independent Accountants.

27(n)(2)   Consent of Deloitte & Touche LLP.

27(r)      Copy of Power of Attorney.